Entity Information	6 Months Ended
Jun. 30, 2011
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	Yes
Entity common stock, shares outstanding	7,442,454,142

Document Information	6 Months Ended
Jun. 30, 2011
Document information
Document type	6-K
Document period end date	Jun 30, 2011
Amendment flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	H1

Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 21,689	$ 17,633
Marketable securities (Note 5)	15,995	15,612
Accounts receivable, net	12,197	10,572
Inventories (Note 6)	16,394	11,834
Deferred income taxes (Note 3)	657	534
Recoverable taxes (Note 7)	7,168	5,260
Advances to suppliers	689	786
Other current assets	1,936	1,632
Total current assets	76,725	63,863
Property, plant and equipment, net (Note 8)	247,276	218,567
Investments in non-consolidated companies and other investments	6,259	6,312
Non-current assets
Accounts receivable, net	2,907	2,905
Advances to suppliers	3,027	3,077
Petroleum and alcohol account - receivable from Federal Government	529	493
Marketable securities (Note 5)	3,307	3,099
Restricted deposits for legal proceedings and guarantees (Note 15 (a))	1,787	1,674
Recoverable taxes (Note 7)	6,235	6,407
Goodwill	198	192
Prepaid expenses	827	516
Other assets	1,584	1,578
Total non-current assets	20,401	19,941
Total assets	350,661	308,683
Current liabilities
Trade accounts payable	11,779	10,468
Current debt (Note 10)	10,232	8,960
Current portion of capital lease obligations (Note 12)	73	105
Income taxes payable	1,321	898
Taxes payable, other than income taxes	6,052	5,135
Payroll and related charges	2,561	2,617
Dividends and interest on capital payable (Note 14)	1,670	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	817	782
Other payables and accruals	3,577	2,429
Total current liabilities	38,082	33,552
Long-term liabilities
Long-term debt (Note 10)	70,529	60,471
Capital lease obligations (Note 12)	116	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	15,223	13,740
Deferred income taxes (Note 3)	15,981	12,704
Provision for abandonment	3,369	3,194
Contingencies (Note 15 (a))	735	760
Other liabilities	709	748
Total long-term liabilities	106,662	91,734
Shares authorized and issued (Note 13)
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,846	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,914	63,906
Additional paid in capital	(53)	(86)
Retained earnings
Appropriated	64,396	47,147
Unappropriated	6,393	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	26,159	13,539
Postretirement benefit reserves adjustments net of tax ((US $1,495) and (US $1,401) for June 30, 2011 and December 31, 2010, respectively) - Pension cost and Health Care Note 13)	(2,901)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	41	124
Unrecognized loss on cash flow hedge, net of tax	(12)	(15)
Petrobras Shareholders Equity	203,783	181,494
Noncontrolling interest	2,134	1,903
Total shareholders' equity	205,917	183,397
Total liabilities and shareholders equity	$ 350,661	$ 308,683

Balance Sheets Parenthetical (USD $) In Millions, except Share data	Jun. 30, 2011	Dec. 31, 2010
Shareholders equity
Preferred share - authorized	5,602,042,788	5,602,042,788
Preferred share - issued	5,602,042,788	5,602,042,788
Common share - authorized	7,442,454,142	7,442,454,142
Common share - issued	7,442,454,142	7,442,454,142
Postretirement benefit reserves adjustments	$ (1,495)	$ (1,401)

Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statements
Sales of products and services	$ 89,056	$ 71,548
Less:
Value-added and other taxes on sales and services	(18,234)	(14,365)
Net operating revenues	70,822	57,183
Cost of Sales	(43,038)	(32,713)
Depreciation, depletion and amortization	(4,732)	(4,130)
Exploration, including exploratory dry holes	(1,369)	(892)
Impairment	(2)	(94)
Selling, general and administrative expenses	(4,923)	(4,200)
Research and development expenses	(629)	(448)
Other operating expenses	(1,689)	(2,139)
Total costs and expenses	(56,382)	(44,616)
Operating income	14,440	12,567
Equity in the results of non-consolidated companies	343	(28)
Financial income (Note 11)	2,147	924
Financial expenses (Note 11)	(418)	(822)
Monetary and exchange variation (Note 11)	1,460	(781)
Other taxes	(215)	(211)
Total	3,317	(918)
Income before income taxes	17,757	11,649
Income taxes expenses (Note 3)
Current	(1,921)	(2,621)
Deferred	(2,260)	(426)
Total income tax expense	(4,181)	(3,047)
Net income for the period	13,576	8,602
Less: Net income attributable to the noncontrolling interests	(404)	(39)
Net income attributable to Petrobras	13,172	8,563
Net income applicable to each Petrobras class of shares
Common	7,515	4,951
Preferred	5,657	3,612
[NetIncomeForTheYearAttributableToPetrobras]	$ 13,172	$ 8,563
Basic and diluted earnings per: (Note 14)
Common and Preferred Share	1.01	0.98
Common and Preferred ADS	2.02	1.96
Weighted average number of shares outstanding
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Statements Of Cash Flows (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income for the period	$ 13,576	$ 8,602
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	4,732	4,130
Dry hole costs	772	547
Equity in the results of non-consolidated companies	(343)	28
Exchange variation, monetary and financial charges	445	993
Deferred income taxes	2,260	426
Other	430	725
Working capital adjustments: Decrease (increase) in assets
Increase in accounts receivable, net	(1,381)	(1,334)
Increase in inventories	(3,708)	(346)
Increase (decrease) in advances to suppliers	173	99
Increase(decrease) in liabilities
Increase (decrease) in supliers	1,222	(759)
Increase in contingencies	(64)	446
Decrease in taxes payable, net of recoverable taxes	(261)	(1,512)
Other	538	1,196
Net cash provided by operating activities	18,391	13,241
Cash flows from investing activities
Additions to property, plant and equipment	(19,715)	(19,387)
Marketable securities and other investments activities	797	(2,048)
Net cash used in investing activities	(18,918)	(21,435)
Cash flows from financing activities
Proceeds from issuance and draw-down of short-term and long-term debt	13,390	12,485
Payments of short-term and long-term debt	(5,894)	(4,635)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(3,603)	(2,397)
Net cash provided by (used in) financing activities	3,893	5,453
Increase (decrease) in cash and cash equivalents	3,366	(2,741)
Effect of exchange rate changes on cash and cash equivalents	690	(456)
Cash and cash equivalents at beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	21,689	12,972
Cash paid during the period for:
Interest, net of amount capitalized	2,043	470
Income taxes	654	1,806
Withholding income tax on financial investments	1,192	729
Cash paid during the period for	3,889	3,005
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	3	43
Acquisitition of property, plant and equipment on credit	7	4
Total of non-cash investing and financing transactions during the year	$ 10	$ 47

Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - fiscal incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062	$ 1,362
Stockholders' equity	97,521	98,944	17,157	22,584	717	3,542	(1,581)	9	(22)	43,688	0	6,051	37,419	218	11,427	1,423
Capital increase from capital reserve			171	125
Capital increase from statutory reserve			300	219
Capital increase from undistributed earnings reserve			1,580	1,152
Change in the period	(2,045)				10	(3,201)	99		(9)
Unrealized gains (losses)	18							(23)
Tax effect	(30)						(34)	8
Capital increase													(2,732)	(520)
Transfer from unappropriated retained earnings	10,645										(296)	632		221
Net income attributable to Petrobras	8,563														8,563
Dividends and interest on shareholders equity	(984)														(1,948)
Appropriation from tax incentive reserves	7
Appropriation to reserves	(10,652)														(10,250)
Net income for the period	49															39
Other changes in the period	61												9,396			22
Comprehensive income (loss) is comprised as follows:
Net income for the period	8,602
Cumulative translation adjustments	(3,201)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	65
Unrealized gains (losses) on available-for-sale securities	(15)
Unrecognized loss on cash flow hedge	(9)
Comprehensive income	5,442
Less: Net comprehensive income attributable to noncontrolling interest	(39)
Comprehensive income attributable to Petrobras	5,403
Balance at Jun. 30, 2010	96,806
Balance at Dec. 31, 2010	183,397	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(14)	47,147	0	6,543	40,367	237	13,758	1,903
Stockholders' equity	203,783	205,917	45,846	63,914	(53)	26,159	(2,901)	41	(12)	64,396	0	8,106	55,380	910	6,393	2,134
Capital increase from capital reserve			0	0
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			6	8
Change in the period					33	12,620	(276)		3
Unrealized gains (losses)								(125)
Tax effect							94	42
Capital increase													(14)	0
Transfer from unappropriated retained earnings											0	1,563		673
Net income attributable to Petrobras	13,172														13,172
Dividends and interest on shareholders equity															(3,273)
Appropriation to reserves															(17,264)
Net income for the period																404
Other changes in the period													15,027			(173)
Comprehensive income (loss) is comprised as follows:
Net income for the period	13,576
Cumulative translation adjustments	12,620
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(182)
Unrealized gains (losses) on available-for-sale securities	(83)
Unrecognized loss on cash flow hedge	3
Comprehensive income	25,934
Less: Net comprehensive income attributable to noncontrolling interest	(404)
Comprehensive income attributable to Petrobras	25,530
Balance at Jun. 30, 2011	$ 205,917

Note 01 - Basis of Financial Statements Preparation	6 Months Ended
Jun. 30, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
Note 01 - The Company and its Operations [Text Block]

1.      Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of  June 30, 2011 and for the six-month periods ended June 30, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior period amounts have been reclassified to conform to current period presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

The Company is currently working on discontinuing U.S. GAAP and adopting IFRS, as issued by the IASB, as the basis to prepare and disclose its financial statements for SEC filings purposes for the year ending December 31, 2011, as previously mentioned in its Form 20-F of 2010, filed on May 25, 2011.

Events subsequent to June 30, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 02 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

2.        Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of risks arising from its normal course of business. Such  risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company’s financial assets and liabilities or future cash flows and earnings.

Petrobras’ risk management is performed by means of its Board of Directors pursuant to a corporate policy risk management. In March 2010, regarding the new corporate governance model developed by the Company, the Financial Commitee, in place of the Risk Management Committee, was organized by the Executive Board. Such a Committee is sponsored by the Financial Board and made up of all executive managers from the Financial area, and executive managers of Business can also be called to discuss about specific subjects. Among the Financial Commitee responsibilities, it shall evaluate risk exposures and establish guidelines to measure, supervise and manage the risk concerning the Company's operation. The Board of Directors shall be responsible to decide about those risk management issues.

The risk management policy of Petrobras aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company’s executive officers. The Company does not hold or issue derivative financial instruments for trading purposes.

a)      Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company’s commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivative contracts for speculative purposes.

The Company usually does not use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company’s business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieve strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company’s solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company’s risk exposures.

Outstanding derivative contracts entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company’s current price risk management, derivatives are contracted for short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company’s exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in current period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras’ oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The main counterparties of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), the Intercontinental Exchange, BNP Paribas, Shell (STASCO), Morgan Stanley, BP North America Chicago and Vitol Inc.

The commodity derivative contracts are reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of June 30, 2011, the Company had the following outstanding commodity derivative contracts:

Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of June 30, 2011

Futures and Forward contracts	(9,674)
Option contracts	400

* A negative notional value represents a sale position.

Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separated from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol, with Toyota Tsusho Corporation, for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold.  The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

	Notional amount in thousand of m3	Fair Value	Maturity

Forward Contract
Long position	715	US $31	2016

b)      Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to originating from changes in the levels or volatility of exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create “natural risk mitigation”, benefiting from the correlation between its income and expenses. In the specific case of exchange variations inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the Brazilian Real and the US dollar or another currency.

The risk management is based on the Company’s net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain of the Company’s obligations.

BR Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not qualified as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and June 2011 represented 55.84% of the total exported by BR Distribuidora. The settlements of the operations that matured between January 1 and June 30, 2011 generated a positive result for the Company of US $10.

The over the counter contract is presented at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of June 30, 2011, the Company had the following foreign currency derivative contracts, not qualified as hedging accounting:

Notional Amount
Foreign Currency	US $ million

Sell USD / Pay BRL	(90)

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company’s costs in this operation in dollars. In a cross currency swap there is also an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has qualified its cross currency swap as a cash flow hedge. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge is expected to be highly effective in achieving to offset cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments qualified as cash flow hedges are reflected as either assets or liabilities on the Company’s consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is presented in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective to offset the variation in the cash flows of the bonds issued in Yens.

As of  June 30, 2011, the Company had the following cross currency swaps:

Cross Currency Swaps
Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

c)   Interest rate risk management

The Company’s interest rate risk is a function of the Company’s long-term debt and to a lesser extent, its short-term debt. The Company’s foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company’s floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the Central Bank of Brazil. The Company currently does not use derivative financial instruments to manage its exposure to fluctuations in interest rates.

d)   Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the balance sheets for the six-month period ended  June 30, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of June 30,	2011		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	122		-
Total		122		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	4	Other payables and accruals	-
Commodity contracts	Other current assets	96	Other payables and accruals	(54)

Total		100		(54)
Total Derivatives		222		(54)

The effect of derivative instruments on the balance sheets for the year ended December 31, 2010 is presented as follows:

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payable and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)
Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the six-month period ended June 30, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	June 30, 2011		June 30, 2011	June 30, 2011

Foreign exchange contracts	3	Financial Expenses	-	1
	3		-	1

The effect of derivative instruments on the statement of financial position for the six-month period ended June 30, 2010, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	June 30, 2010		June 30, 2010	June 30, 2010

Foreign exchange contracts	3	Financial Expenses	(14)	-
	3		(14)	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	13
Commodity contracts	Financial income/(expenses) net	(122)

Total		(109)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	1
Commodity contracts	Financial income/(expenses) net	37

Total		38

Note 03 - Income Taxes	6 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Note 03 - Income Taxes [Text Block]

3.        Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the six-month periods ended June 30, 2011 and 2010.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Six-month periods ended June 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	17,919	10,599
International	(162)	1,050

	17,757	11,649

Tax expense at statutory rates - (34%)	(6,037)	(3,961)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(116)	(101)
Tax benefits on interests on shareholders’ equity	1,113	674
Foreign income subject to different tax rates	693	244
Tax incentive (1)	51	82
Other	115	15

Income taxes expenses per consolidated statement of income	(4,181)	(3,047)

(1)     On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the six-month period ended June 30, 2011, Petrobras recognized a tax benefit in the amount of US $51 (US $82 on June 30, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Six-month periods ended June 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(2,067)	(2,487)
Deferred	(2,186)	(432)

	(4,253)	(2,919)

International
Current	146	(134)
Deferred	(74)	6

	72	(128)

Income taxes expenses	(4,181)	(3,047)

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	June 30, 2011	December 31, 2010

Current assets	657	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	657	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,487	1,458
Tax loss carryforwards	2,703	2,364
Other temporary differences, not significant individually	2,399	801
Valuation allowance	(1,911)	(1,803)

	4,678	2,820

Non-current liabilities
Capitalized exploration and development costs	(14,196)	(11,292)
Property, plant and equipment	(1,273)	(1,597)
Exchange variation	(3,081)	(1,390)
Other temporary differences, not significant individually	(1,744)	(928)

	(20,294)	(15,207)

Net non-current deferred tax liabilities	(15,616)	(12,387)

Non-current deferred tax assets	365	317

Non-current deferred tax liabilities	(15,981)	(12,704)

Net deferred tax liabilities	(14,959)	(11,853)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation. In Brazil, the main jurisdiction, this period is set for five subsequent fiscal years.

As of and for the six-month period ended June 30, 2011, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.

Note 04 - Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2011
Cash and Cash Equivalents [Abstract]
Note 04 - Cash and Cash Equivalents [Text Block]

4.        Cash and Cash Equivalents

	June 30, 2011	December 31, 2010

Cash	1,925	1,974
Investments — Brazilian Reais (1)	12,226	7,819
Investments - U.S. dollars (2)	7,538	7,840

	21,689	17,633

(1)   Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2)  Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities	6 Months Ended
Jun. 30, 2011
Investments Debt and Equity Securities [Abstract]
Note 05 - Marketable Securities [Text Block]

5.        Marketable Securities

	June 30, 2011

		December 31, 2010

Marketable securities classification:
Available-for-sale	3,239

		3,162
Trading	15,885

		15,395
Held-to-maturity	178

		154

	19,302

		18,711

Less: Current portion of marketable securities	(15,995)

		(15,612)

Long-term portion of marketable securities	3,307

		3,099

Available-for-sale securities are presented as “Non-current assets”, as they are not expected to be sold or liquidated within the next twelve months. As of June 30, 2011, Petrobras had a balance of US $3,106 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320.

On October 23, 2008, the B Series National Treasury Notes were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras’ pension plan (see Note 13). The nominal value of the NTN-Bs is based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupons of 6% p.a., which is paid semi-annually. At June 30, 2011, the balances of the National Treasury Notes - Series B (NTN-B) are measured in accordance to their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

During the first half of 2011, Petrobras invested a portion of the resources raised from the Global Offering primarily in Brazilian Treasury Securities with original maturity of more than three months. These securities were classified as trading, in accordance with Codification Topic 320, due to the purpose of selling them in the near term.

Note 06 - Inventories	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Note 06 - Inventories [Text Block]

6.        Inventories

	June 30, 2011	December 31, 2010

Products
Oil products	5,379	3,799
Fuel alcohol	342	286

	5,721	4,085

Raw materials, crude oil mainly	8,387	5,690
Materials and supplies	2,084	2,044
Other	247	69

	16,439	11,888

Current inventories	16,394	11,834

Long-term inventories	45	54

Inventories are stated at the lower of cost or net realizable value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US $162 for the six-month period ended June 30, 2011 (US $173 for the six-month period ended June 30, 2010), which was classified as other operating expenses in the consolidated income statement.

Note 07 - Recoverable Taxes	6 Months Ended
Jun. 30, 2011
Recoverable Taxes
Note 07 - Recoverable Taxes [Text Block]

7.        Recoverable Taxes

Recoverable taxes consisted of the following:

	June 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	3,288	3,022
PASEP/COFINS (2)	8,037	6,885
Income tax and social contribution	1,460	1,265
Foreign value-added tax (IVA)	32	42
Other recoverable taxes	586	453

	13,403	11,667

Less: Long-term recoverable taxes	(6,235)	(6,407)

Current recoverable taxes	7,168	5,260

(1)  Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2)  Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income tax and social contribution will be offset against future income taxes payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.

Note 08 - Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2011
Property Plant and Equipment [Abstract]
Note 08 - Property, Plant and Equipment, Net [Text Block]

8.   Property, Plant and Equipment, Net

a)   Accounting treatment of Assignment Agreement (“Cessão Onerosa”)

On September 3, 2010, Petrobras entered into an agreement with the Brazilian federal government (Assignment Agreement), under which the government assigned to the Company the right to conduct research activities and the exploration and production of fluid hydrocarbons in specified pre-salt areas, subject to a maximum production of five billion barrels of oil equivalent up to 40 years renewable for more five years upon certain conditions.

The Assignment Agreement provides for a subsequent revision of the volume and the price, based on an independent third party assessment. If the contract parties determine that the value of the rights acquired is higher than the initial purchase price, the Company may either pay the difference to the Brazilian federal government, in which case is expected the recognition of the difference as Property Plant & Equipment (long-term asset), or reduce the total volume acquired under the contract, in which case there would be no impact on the balance sheet. If the contract parties determine that the value of the rights acquired is lower than the initial purchase price, the Brazilian federal government will pay for the difference in cash and/or bonds, dependent of Government Budget conditions and it is expected a reduction of the amount originally recorded as Property Plant & Equipment (long-term asset) by the amount received from the Brazilian federal government.

The agreement also establishes minimum commitments with respect to local acquisition of goods and services from Brazilian suppliers in the exploration stage and in the development stage of production, which will be subject to proof with ANP. In the event of non-compliance, ANP will be able to apply administrative and pecuniary sanctions established in the contract.

The Company will record any adjustment to the acquisition cost, when it is probable and determinable it will pay or receive in the future, amounts as a result of the subsequent revision.

Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government	6 Months Ended
Jun. 30, 2011
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government [Text Block]

9.      Petroleum and Alcohol Account - Receivable from Federal Government

At June 30, 2011, the balance of the Petroleum and Alcohol Account was US $529, which may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account, pursuant to Provisional Measure nº 2,181, of August 24, 2001; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.

In order to conclude the settlement of accounts with the Federal Government, Petrobras provided all the information required by the National Treasury Office - STN, seeking to settle all the remaining disputes between the parties.

As Petrobras considers the negotiation process between the parties at administrative level  has been exhausted, the Company’s Management decided on judicial collection of the aforementioned credit  for settlement of the balance of the Petroleum and Alcohol Account, and in order to do so, it filed a lawsuit in July 2011.

Note 10 - Financing	6 Months Ended
Jun. 30, 2011
Financings [Abstract]
Note 10 - Financings [Text Block]

10. Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

The weighted average annual interest rates on outstanding short-term borrowings were 3.00% and 2.31% at June 30, 2011 and December 31, 2010, respectively.

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	Current		Non- current
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Foreign
Financial institutions	6,942	6,381	19,681	17,460
Bearer bonds - Notes	1,382	587	17,836	11,573
Trust Certificates &- Senior/Junior	69	71	159	194
Other	3	2	107	307
	8,396	7,041	37,783	29,534

In Brazil
BNDES	966	1,269	20,110	19,384
Debentures	236	189	1,592	1,427
FINAME &- Earmarked for construction of Bolívia &-Brazil gas pipeline	69	42	332	233
Export credit notes	81	66	6,711	6,295
Bank credit certificate	36	32	2,310	2,164
Other	448	321	1,691	1,434
	1,836	1,919	32,746	30,937

	10,232	8,960	70,529	60,471

Interest on debt	1,150	869
Current portion of long-term debt	4,022	2,883
Current debt	5,060	5,208

Total debt	10,232	8,960

a)   Long-term debt

·         Composition of foreign currency denominated debt by currency

	June 30, 2011	December 31, 2010

Currency
United States dollars	35,988	27,583
Japanese Yen	1,583	1,651
Euro	147	131
Other	65	169

	37,783	29,534

·         Maturities of the principal of long-term debt

The long-term portion at June 30, 2011, becomes due in the following years:

2012	3,036
2013	3,706
2014	4,407
2015	4,982
2016 and thereafter	54,398

70,529

The composition of annual interest rates on long-term debt is as follows:

	June 30, 2011	December 31, 2010
Foreign currency
6% or less	28,993	21,900
Over 6% to 8%	7,198	6,285
Over 8% to 10%	1,200	1,219
Over 10% to 12%	33	33
Over 12%	359	97

	37,783	29,534

Local currency
6% or less	4,923	2,426
Over 6% to 8%	16,360	17,932
Over 8% to 10%	699	592
Over 10% to 12%	1,602	9,759
Over 12%	9,162	228

	32,746	30,937

	70,529	60,471

Issuance of long-term debt

The main long-term funding carried out in the period from January to June 2011 is shown in the following table:

a.1) Foreign

Company	Date	US $	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish -  Libor plus 1.25% p.a. and financing from the  Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus  1.10% p.a., in the amounts of US $150 and US $500, respectively.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US $1,500 and US $500 respectively.

		9,400

a.2) In Brazil

Company	Date	US $	Maturity	Description
CITEPE and Petroquímica Suape	Apr/2011 and Jun/2011	487	2022 and 2023	Financing obtained from BNDES in the amounts of US $319 (CITEPE) and US $ 168 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively

b)   Outstanding lines of credit with official credit agencies

b.1) Foreign

		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

b.2)  In Brazil

		US $
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES and Banco do Brasil	5,768	344	5,424	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

Petrobras	Banco do Brasil	320	244	76	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	192	-	192	Bank Credit Certificate - Revolving Credit &- 110% p.a. of average CDI

(*)   Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $6,410, where 90% is financed by BNDES and Banco do Brasil.

Note 11 - Financial Income Expenses, Net	6 Months Ended
Jun. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the six-month periods ended June 30, 2011 and 2010 are as follows:

	Six-month periods ended June 30,
	2011	2010
Financial expenses
Loans and financing	(2,356)	(1,708)
Losses on derivative instruments (Note 2)	(160)	(68)
Repurchased securities losses	(12)	(14)
Other	(240)	(270)

	(2,768)	(2,060)
Capitalized interest	2,350	1,238

	(418)	(822)
Financial income
Investments	969	344
Marketable securities	869	152
Gains on derivative instruments (Note 2)	51	106
Clients	148	61
Other	110	261

	2,147	924

Monetary and exchange variations	1,460	(781)

	3,189	(679)

Note 12 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Leases Capital [Abstract]
Note 12 - Capital Lease Obligations [Text Block]

12. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of June 30, 2011, assets under capital leases had a net book value of US $2,045.

The following is a schedule by year of the future minimum lease payments as of June 30, 2011:

2011	51
2012	54
2013	20
2014	20
2015	19
2016 and thereafter	69
Estimated future lease payments	233

Less amount representing interest at 6.2% to 12.0% annual	(44)

Present value of minimum lease payments	189

Less current portion of capital lease obligations	(73)

Long-term portion of capital lease obligations	116

Note 13 - Employees Post retirement Benefits and Other Benefits	6 Months Ended
Jun. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 13 - Employees Postretirement Benefits and Other Benefits [Text Block]

13. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. For the six-month periods ended June 30, 2011, the Company made contributions of US $143 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	June 30, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	376	400	776	369	374	743
Variable Contribution plan	41	-	41	39	-	39

Employees’.postretirement>projected benefits obligation	417	400	817	408	374	782

Long-term liabilities
Defined-benefit plan	6,137	8,830	14,967	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	6,393	8,830	15,223	5,851	7,889	13,740

	6,810	9,230	16,040	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	653	4,207	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,272)	(223)	(1,495)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,471	430	2,901	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of June 30,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	124	99	79	118	42	55
Interest cost on projected benefit obligation	1,983	27	497	1,456	16	369
Expected return on plan assets	(1,772)	(12)	-	(1,237)	(8)	-
Amortization of net actuarial loss	34	6	16	30	4	1
	369	120	592	367	54	425

Employees’ contributions	(127)	(1)	-	(109)	(12)	-

Net periodic benefit cost	242	119	592	258	42	425

At June 30, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US $3,195, on which US $31 in interest falls due in 2011.

Note 14 - Shareholders Equity	6 Months Ended
Jun. 30, 2011
Stockholders Equity Note [Abstract]
Note 14 - Shareholders Equity [Text Block]

14. Shareholders’ Equity

a)       Capital

The Company’s subscribed and fully paid-in capital at June 30, 2011 and at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares or vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company’s voting shares.

a.1) Capital increase with reserves in 2011

The Special General Shareholders’ Meeting held jointly with the General Shareholders’ Meeting on April 28, 2011 approved the capital increase for the Company from US $109,746 (R $205,357) to US $109,760 (R $ 205,380), through capitalization of part of undistributed earnings reserve established in 2010 in the amount of US $14 (R $23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization was made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6.404/76.

b)   Dividends and interest on shareholders’ equity related to 2010 results

b.1) Dividends and interest on shareholders' equity &- fiscal year 2010

The Annual General Shareholders’ Meeting of April 28, 2011 approved dividends referring to 2010 in the amount of US $6,780, which includes interest on shareholders’ equity in the total amount of US $5,857, as follows:

Portion	Date of board of directors approval	Shareholders’positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	06.27.2011	923
				6,780

The portions of the interest on shareholders’ equity distributed in advance in 2010 and 2011 were discounted from the proposed dividends for this year and restated by the SELIC rate from the date of their payment up to December 31, 2010. The dividend was  monetarily restated from December 31, 2010 until the date of payment, in accordance with the variation of the SELIC rate.

b.2) Interest on shareholders’ equity &- fiscal year 2011

The Company’s Board of Directors approved distribution in advance of remuneration to shareholders  in the form of interest on shareholders’ equity, as established in article 9 of Law 9249/95 and Decrees 2673/98 and 3381/00, as follows:

Portion	Date of board of directors approval	Shareholders’positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,645
2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	Up to 10.31.2011	1,668
				3,313

This interest on shareholders’ equity will be deducted from the dividends to be distributed on the closing of fiscal year 2011. The amount of interest on shareholders’ equity will be monetarily restated, according to the variation of the SELIC rate from the date of effective payment until the end of 2011.

The interest on shareholders’ capital is subject to the levy of income tax at the rate of 15%, except for shareholders that are declared immune or exempt.

c)   Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Six-month periods ended June 30,
	2011	2010

Net income for the period attributable to Petrobras	13,172	8,563
Less priority preferred share dividends	(2,663)	(1,243)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,538)	(1,704)

Remaining net income to be equally allocated to common and preferred shares	6,971	5,616

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	1.01	0.98
Common and preferred ADS	2.02	1.96

Note 15 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Note 15 - Commitments and Contingencies [Text Block]

15. Commitments and Contingencies

Petrobras is subject to a number of commitments and contingencies arising from its normal course of business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, or environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not readily predictable.

a)   Litigation — Legal proceedings  provisioned

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising from its normal course of business. Based on the advice of its internal legal counsel and management’s best judgment, the Company has recorded accruals to provide sufficiently for losses that are considered probable and reasonably estimable.

At June 30, 2011 and December 31, 2010, the respective amounts accrued by type of claims are as follows:

	June 30, 2011	December 31, 2010

Labor claims	121	119
Tax claims	408	361
Civil claims	183	214
Commercials claims and other contingencies	23	66

Total long-term contingencies	735	760

As of June 30, 2011 and December 31, 2010, in accordance with Brazilian law, the Company had US $1,787 and US $1,674 respectively, into federal deposit accounts to provide for certain claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

b)      Proceedings classified as possible losses

The relevant changes in contingent liabilities related to principal proceedings, disclosed in the Company’s consolidated financial statements as of December 31, 2010, are described below:

b.1) Processes included in the period

·         Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with the withdrawal of collection of ICMS and fine on imports (Temporary Admission - Drilling Rig - Admission in São Paulo - Clearance in Rio de Janeiro).  The lower court considered the assessment to have grounds and this decision was maintained in the second instance. Special appeal by the Company was not recognized. An annulment action of tax debt was filed, where advance relief was granted to suspend the demandability of the tax credit, without an offer of collateral. The maximum exposure for the Company, including monetary restatement, as June 30, 2011 is US $956.

·         Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin

This special participation was established by Brazilian Petroleum Law 9478/97 and is paid as a form of compensation for oil production activities and is levied on high volume production fields.  The method used by Petrobras to calculate the special participation due for the abovementioned fields is based on a legally legitimate interpretation of Ordinance 10 of January 14, 1999, approved by the National Petroleum Agency (ANP).

On February 7, 2011, Petrobras received notice from ANP, which instituted an administrative process and established payment of new sums of money considered to be owed for the period between the first quarter of 2005 and the first quarter of 2010, referring to amounts that had been underpaid by the concessionaire.

On February 22, 2011, Petrobras presented a defense for the administrative process, requesting that the notice of infraction be considered invalid, since the facts which ANP used as a basis for concluding on the irregularity of the payment of the Special Participation do not correspond to the reality.

·         Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin (Continued)

If ANP’s administrative decision is maintained, Petrobras shall assess the possibility of  a court suit to suspend and annul the collection of the differences of the Special Participation.

The maximum updated exposure for Petrobras as at June 30, 2011 is US $368.

b.2) Processes disclosed previously and updated to June 30, 2011

·         Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the LNG transfer operations in the ambit of the centralizing establishment from the ICMS taxation. Unfavorable decision for Petrobras. Spontaneous appeal filed in the Taxpayers’ Council, which denied approval of the appeal. The Company filed a tax debt annulment action with a petition for advance relief which, through the presentation of guarantee insurance, was granted with suspension of demandability of the tax credit. The maximum exposure for the Company, including monetary restatement, as June 30, 2011 is US $1,455.

·         Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel — ANP

Fine for non-compliance with minimum exploration programs — “Rodada Zero”. The execution of the fines is suspended through an injunction, pursuant to records of the suit lodged by Petrobras. Through a civil suit, the Company is claiming recognition of its credit resulting from article 22, paragraph 2 of the Petroleum Law, requesting the offsetting of the eventual debt that Petrobras may have with ANP. Both the legal processes, which are being handled jointly, are in the evidentiary stage.

The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US $380.

·         Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels

The Internal Revenue Service of Rio de Janeiro filed two Tax Assessments against the Company in connection with Withholding Income Tax on foreign remittances of payments related to charter of vessels of movable platform types for the years 1999 through 2002.

The Internal Revenue Service, based on Law No. 9,537/97, Article 2, considers that drilling and production platforms cannot be classified as sea-going vessels and therefore should not be chartered but leased. Based on this interpretation, overseas remittances for servicing chartering agreements would be subject to withholding tax at the rate of 15% or 25%.

Petrobras submitted new administrative appeals to the Higher Chamber of Tax Appeals, which denied approval. The Company considers that it applied the prevailing tax legislation correctly, which is why it will resort to judicial means to pursue its defense. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US $2,948.

·         Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with II (Import Tax) and IPI (Federal VAT) contesting the tax classification as Other Electricity Generation Groups for the import of the equipment belonging to the thermoelectric power station Termorio S.A.

On August 15, 2006, Termorio filed in the inspector’s department of the Federal Revenue Department of Rio de Janeiro a refutation against this tax deficiency notice, considering that the tax classifications that were made were based on a technical report of a renowned institute. On October 11, 2007, the 1st Panel of Judgment dismissed the assessment. The Federal Revenue Department filed an ex-officio appeal to the Taxpayers’ Council of Porto Alegre — in the state of Rio Grande do Sul. Notices heard on June 2, 2011, when the appeal was partially approved by majority and only the fine of administrative control was reduced. Awaiting publication of the court decision. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011, is US $356.

·         Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE

The Federal Revenue service filed a Tax Assessment against the Company due to non-payment  in the period of March 2002 to October 2003 of the Contribution of Intervention in the Economic Domain - CIDE, the per-transaction tax payable to the Brazilian government, required to be paid by producers, blenders and importers upon sales and purchases of specified oil and fuel products at a set amount for different products based on the unit of measurement typically used for such products, pursuant to court orders obtained by Distributors and Fuel Stations, protecting them from levying of this charge. The lower court considered the assessment to have grounds. The Company filed a spontaneous appeal which was denied approval. As soon as it is summoned, Petrobras will examine the possibility of filing motions to stay the execution of the respective court decision, with requests for filing of a special appeal to the Superior Chamber of Tax Appeals.  The maximum exposure for Petrobras, including monetary restatement, as of June 30, 2011 is US $776.

·         Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória

Some municipalities located in the State of Espírito Santo have filed notices of infraction against  Petrobras for the supposed failure to withhold service tax of any nature on offshore services. Petrobras withheld the service tax of any nature; however, it paid the tax to the municipalities where the respective service providers are established, in accordance with Complementary Law 116/03. The Company presented administrative defenses with the aim of canceling the assessments and the majority are in the process of being heard. Of the municipalities with respect to those that have already exhausted the discussion, only the municipality of Itapemirim has filed tax collection proceedings. In this judicial case, the Company has offered a guarantee and filed an appeal. In the municipality of Linhares it was considered to have grounds in the first instance. Petrobras filed a spontaneous appeal, which was denied, thus upholding the official notification. The Company is evaluating the judicialization. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US $990.

·         Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with termination of collection of ICMS and a fine for importing and non-compliance with an accessory obligation.  Temporary admission — Drilling rig - Admission in Sao Paulo - Customs clearance in Rio de Janeiro (ICMS agreement 58/99). The lower court considered the assessment to have grounds. The decision was upheld at the second instance. Awaiting a hearing at the second administrative level of the ordinary appeal filed by the Company. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US $1,254.

·         Plaintiff: Finance and Planning Department of the Federal District

Federal District finance authorities filed a Tax Assessment against the Company in connection with payment of ICMS due to omission on exit (Inventories). The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal, which was considered void. The Company is awaiting the publication of the decision in order to assess eventual judicialization. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US $97.

·         Presidente Getúlio Vargas refinery oil spill

On July 16, 2000, an oil spill occurred at the Presidente Getúlio Vargas refinery releasing crude oil in the surrounding area. The Federal and State of Paraná Prosecutors have filed a civil lawsuit against the Company seeking US $1,176 in damages, which have already been contested by the Company. Additionally, there are two other actions pending, one by the Instituto Ambiental do Paraná (Paraná Environmental Institute) and by another civil association called AMAR that have already been contested by the Company. Awaiting initiation of the expert investigation to quantify the amount. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US $106 related to AMAR and US $4,051 to the Federal and State of Paraná Prosecutors.

b.3) Processes for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total as at June 30, 2011 is broken down as follows: US $89 for civil actions, US $587 for labor actions, US $898 for tax actions and US $120 for environmental actions.

c)   Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company’s management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on its operations or cash flows.

Note 16 - Fair value Measurements	6 Months Ended
Jun. 30, 2011
Financial Instruments [Abstract]
Note 16 - Financial Instruments [Text Block]

16. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US $70,529 at June 30, 2011, and had an estimated fair value of US $72,098.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at June 30, 2011, was:

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	19,124	-	-	19,124
Foreign exchange derivatives (Note 2)	-	126	-	126
Commodity derivatives (Note 2)	57	9	30	96

Total assets as of June 30, 2011	19,181	135	30	19,346
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(52)	(2)	-	(54)

Total liabilities as of June 30, 2011	(52)	(2)	-	(54)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)

Note 17 - Segment Information	6 Months Ended
Jun. 30, 2011
Segment Reporting Disclosure [Abstract]
Note 17 - Segment Information [Text Block]

17. Segment Information

The following presents the Company’s assets by segment:

		As of June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	6,159	23,466	2,793	138	3,481	4,684	43,434	(7,430)	76,725

Cash and cash equivalents	-	-	-	-	-	-	21,689	-	21,689
Other current assets	6,159	23,466	2,793	138	3,481	4,684	21,745	(7,430)	55,036

Investments in non-consolidated
companies and other investments	-	3,282	724	892	931	294	136	-	6,259

Property, plant and equipment, net	145,508	56,827	26,841	362	9,772	3,051	4,915	-	247,276

Non-current assets	3,653	3,668	1,638	9	2,537	765	8,583	(452)	20,401

Total assets	155,320	87,243	31,996	1,401	16,721	8,794	57,068	(7,882)	350,661

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		As of June 30, 2011
		International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,094	2,087	270	447	47	(464)	3,481

Investments in non-consolidated		30	174	13	(36)	117	931
companies and other investments	633

Property, plant and equipment, net	8,538	871	256	454	206	(553)	9,772

Non-current assets	2,581	313	65	70	1,396	(1,888)	2,537

Total assets	12,846	3,301	765	984	1,613	(2,788)	16,721

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment are as follows:

		Six-month period ended June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	157	39,375	4,012	25	6,215	21,038	-	-	70,822
Inter-segment net operating revenues	36,144	18,693	623	123	2,022	384	-	(57,989)	-

Net operating revenues	36,301	58,068	4,635	148	8,237	21,422	-	(57,989)	70,822

Cost of sales	(13,139)	(58,418)	(2,557)	(167)	(6,052)	(19,712)	-	57,007	(43,038)

Depreciation, depletion and amortization	(3,047)	(556)	(417)	(17)	(411)	(115)	(169)	-	(4,732)
Exploration, including exploratory dry holes	(1,212)	-	-	-	(157)	-	-	-	(1,369)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(238)	(1,531)	(417)	(34)	(438)	(1,065)	(1,251)	51	(4,923)
Research and development expenses	(332)	(108)	(32)	(5)	-	(3)	(149)	-	(629)
Other operating expenses	(241)	(194)	(94)	(19)	(250)	20	(944)	33	(1,689)

Costs and expenses	(18,209)	(60,807)	(3,517)	(242)	(7,310)	(20,875)	(2,513)	57,091	(56,382)

Operating income (loss)	18,092	(2,739)	1,118	(94)	927	547	(2,513)	(898)	14,440

Equity in results of non-consolidated companies	-	223	117	26	(22)	1	(2)	-	343
Financial income (expenses), net	-	-	-	-	-	-	3,189	-	3,189
Other taxes	(21)	(24)	(20)	-	(52)	(14)	(84)	-	(215)

Income (loss) before income taxes	18,071	(2,540)	1,215	(68)	853	534	590	(898)	17,757

Income tax benefits (expense)	(6,144)	940	(373)	32	9	(181)	1,230	306	(4,181)

Net income (loss) for the period	11,927	(1,600)	842	(36)	862	353	1,820	(592)	13,576

Less: Net income (loss) attributable to the noncontrolling interests	9	9	(3)	-	1	-	(420)	-	(404)

Net income (loss) attributable to Petrobras	11,936	(1,591)	839	(36)	863	353	1,400	(592)	13,172

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Six-month period ended June 30, 2011

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power

				Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	453	3,072	250	2,433	-	7	6,215
Inter-segment net operating revenues	1,927	1,212	19	17	-	(1,153)	2,022

Net operating revenues	2,380	4,284	269	2,450	-	(1,146)	8,237

Cost of sales	(632)	(4,066)	(224)	(2,285)	-	1,155	(6,052)

Depreciation, depletion and amortization	(351)	(30)	(8)	(13)	(9)	-	(411)
Exploration, including exploratory dry holes	(157)	-	-	-	-	-	(157)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(88)	(68)	(5)	(134)	(145)	2	(438)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(164)	(59)	1	9	(37)	-	(250)

Costs and expenses	(1,394)	(4,223)	(236)	(2,423)	(191)	1,157	(7,310)

Operating income (loss)	986	61	33	27	(191)	11	927

Equity in results of non-consolidated companies	(40)	9	5	5	(1)	-	(22)
Other taxes	(28)	(2)	(1)	(5)	(16)	-	(52)

Income (loss) before income taxes	918	68	37	27	(208)	11	853

Income tax benefits (expense)	(63)	4	10	(4)	62	-	9

Net income (loss) for the period	855	72	47	23	(146)	11	862

Less: Net income (loss) attributable to the noncontrolling interests	-	-	1	-	-	-	1

Net income (loss) attributable to Petrobras	855	72	48	23	(146)	11	863

		Six-month period ended June 30, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	141	32,012	3,027	7	5,116	16,880	-	-	57,183
Inter-segment net operating revenues	25,959	15,284	432	128	1,275	349	-	(43,427)	-

Net operating revenues	26,100	47,296	3,459	135	6,391	17,229	-	(43,427)	57,183

Cost of sales	(10,018)	(43,442)	(2,100)	(125)	(4,563)	(15,719)	-	43,254	(32,713)

Depreciation, depletion and amortization	(2,652)	(546)	(244)	(10)	(427)	(103)	(149)	1	(4,130)
Exploration, including exploratory dry holes	(758)	-	-	-	(134)	-	-	-	(892)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(189)	(1,452)	(408)	(16)	(388)	(848)	(1,015)	116	(4,200)
Research and development expenses	(228)	(74)	(32)	-	(1)	(2)	(111)	-	(448)
Other operating expenses	(326)	(470)	(205)	(3)	(123)	(32)	(980)	-	(2,139)

Costs and expenses	(14,171)	(45,984)	(3,033)	(154)	(5,686)	(16,704)	(2,255)	43,371	(44,616)

Operating income (loss)	11,929	1,312	426	(19)	705	525	(2,255)	(56)	12,567

Equity in results of non-consolidated companies	5	(100)	65	(5)	6	-	1	-	(28)
Financial income (expenses), net	-	-	-	-	-	-	(679)	-	(679)
Other taxes	(70)	(27)	(13)	-	(38)	(8)	(55)	-	(211)

Income (loss) before income taxes	11,864	1,185	478	(24)	673	517	(2,988)	(56)	11,649

Income tax benefits (expense)	(4,032)	(437)	(141)	7	(67)	(176)	1,780	19	(3,047)

Net income for the period	7,832	748	337	(17)	606	341	(1,208)	(37)	8,602

Less: Net income attributable to the noncontrolling interests	7	(32)	49	-	(42)	-	(21)	-	(39)

Net income (loss) attributable for Petrobras	7,839	716	386	(17)	564	341	(1,229)	(37)	8,563

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Six-month period ended June 30, 2010

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	324	2,638	245	1,894	-	15	5,116
Inter-segment net operating revenues	1,472	949	21	19	-	(1,186)	1,275

Net operating revenues	1,796	3,587	266	1,913	-	(1,171)	6,391

Cost of sales	(438)	(3,327)	(212)	(1,750)	-	1,164	(4,563)
Depreciation, depletion and amortization	(349)	(41)	(9)	(15)	(13)	-	(427)
Exploration, including exploratory dry holes	(134)	-	-	-	-	-	(134)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(78)	(64)	(3)	(119)	(124)	-	(388)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	(49)	(107)	5	8	21	(1)	(123)

Costs and expenses	(1,048)	(3,589)	(219)	(1,876)	(117)	1,163	(5,686)

Operating income (loss)	748	(2)	47	37	(117)	(8)	705

Equity in results of non-consolidated companies	12	9	1	3	(19)	-	6
Other taxes	(17)	(2)	(1)	(2)	(16)	-	(38)

Income (loss) before income taxes	743	5	47	38	(152)	(8)	673

Income tax benefits (expense)	(100)	(3)	(2)	(5)	43	-	(67)

Net income for the period	643	2	45	33	(109)	(8)	606
							-
Less: Net income attributable to the noncontrolling interests	-	(1)	(1)	-	(40)	-	(42)

Net income (loss) attributable for Petrobras	643	1	44	33	(149)	(8)	564

Capital expenditures incurred by segment for the six-month periods ended June 30, 2011 and 2010 are as follows:

	Six-month periods ended June 30,
	2011	2010

Exploration and Production	9,149	9,133
Refining, Transportation & Marketing	8,049	6,342
Gas & Power	1,088	2,106
International
Exploration and Production	896	1,120
Refining, Transportation & Marketing	117	34
Distribution	16	15
Gas & Power	27	2
Others	5	1
Distribution	278	145
Biofuels	134	22
Corporate	447	467

	20,206	19,387

Note 18 - Acquisition/Sales of Assets and Interests	6 Months Ended
Jun. 30, 2011
Acquisition/Sales of Assets and Interests
Note 18 - Acquisition/Sales of Assets and Interests [Text Block]

18.       Acquisition/Sales of Assets and Interests

a)      Acquisition of noncontrolling interest

·         Innova S.A.

As from March 31, 2011, Petrobras now holds 100% of the capital of Innova, a petrochemical company located in the industrial park of Triunfo in the State of Rio Grande do Sul, previously indirectly controlled by Petrobras Argentina (Pesa). The amount of the transaction is US $332, with the payment of US $228 in April 2011 and US $104 due on October 30, 2013, restated by 12 month LIBOR as from the date of signing of the share purchase agreement (SPA). This transaction resulted in a decrease of US $54 in the equity attributable to the shareholders of Petrobras, as a result of the decrease in the non-controlling interest in this venture.

·         Purchase option and merger of Companhia Mexilhão do Brasil — “CMB”

On January 12, 2011, Petrobras exercised its purchase option for 100% of the shares of the Variable Interest Entity (“VIE”), Companhia Mexilhão do Brasil — “CMB”, as contractually established. In accordance with ASC 810, this acquisition resulted in an increase in equity attributable to Petrobras, as “Additional paid in capital”,  in the amount of US $72.

On April 4, 2011, the merger of CMB by Petrobras was approved in the Special Shareholders' General Meeting as it is the most efficient way of dissolving the company and absorbing its assets.

b)      Sale of assets and other information

·         Cia Energética Suape II

Petrobras holds a 20% interest in Energética Suape II S.A., the purpose of which is the construction of a thermoelectric power station in Cabo de Santo Agostinho, in the state of Pernambuco with an output 380 of MW.  The remaining 80% interest is held by Nova Cibe Energia S.A.

On May 31, 2011, Petrobras deposited US $31 for the shares not subscribed by Nova Cibe, for which the exercise of the purchase option occurred on May 5, 2011, as established in the Suape II Shareholders' Agreement.

At June 30 2011, Petrobras recorded the deposit as a right to acquisition of an equity interest under “Investments”, until the resolution of the conflict in a seat of arbitration.

·         Albacora Japão Petróleo Ltda.

On May 6, 2011, Petrobras exercised its purchase option for the oil production assets of VIE Albacora Japão Petróleo Ltda for the amount of US $6 thousand. As from this purchase option, the VIE ceased to be consolidated in Petrobras, due to compliance with the related contractual obligations.

·         Sale of the San Lorenzo Refinery and part of the distribution network in Argentina

On May 2, 2011, the Company sold refining and distribution assets in Argentina to Oil Combustibles S.A. for a total amount of US $102, according to an agreement signed in 2010. The transaction is subject to the approval of the Argentine regulatory agency and comprised a refinery located in San Lorenzo in the province of Santa Fé, a fluvial plant and a fuel trading network connected to this refinery, (approximately 360 sales points and associated wholesaler clients), as well as inventories of oil and oil products.

·         BRF Biorefino de Lubrificantes S.A.

On March 21, 2011, Petrobras Distribuidora S.A. established BRF Biorefino de Lubrificantes S.A, the shareholding interest of which is 49%. The purpose of BRF is the construction of building, and operation of the used or contaminated lubricant oil refining plant in the State of Rio de Janeiro.

·         Logum Logística S.A.

On March 1, 2011 the corporate name of PMCC Soluções Logística de Etanol S.A. was changed to Logum Logística S.A., in accordance with the shareholders’ agreement, which composition of shareholding is as follows: Petrobras - 20%; Copersucar S.A. - 20%; Cosan S.A. Indústria e Comércio - 20%; Odebrecht Transport Participações S.A. - 20%; Camargo Correa Óleo e Gás S.A. - 10% and Uniduto Logística S.A. - 10%.

Logum Logística S.A. will be responsible for the construction of a comprehensive multimodal logistics system for ethanol transport and storage, the development and operation of the system which will involve polyducts, waterways, highways and coastal shipping.

·         Operations in Ecuador

On July 26, 2010, the new hydrocarbon law in Ecuador, established, the obligatoriness of migration introduced of the November 24, 2010, exploration before agreements entered into to service agreements.

Petrobras Argentina S.A. (PESA), through its subsidiary Sociedade Ecuador TLC S.A., held a 30% interest in the exploration agreements for block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador, and decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

The Company disagrees with the criteria established for the indemnification of the amounts invested and, although it is not renouncing its rights, it recognized a loss in an amount equivalent to US $53, due to the uncertainties involving the process.

PESA has a ship-or-pay agreement entered into with Oleoducto de Crudos Pesados Ltd (OCP) for transporting oil in Ecuador, in force since 2003 with an effective term of 15 years. On account of the commitments assumed for the transport capacity contracted and not used, at June 30, 2011, the Company has a liability in the amount equivalent to US $81.

Note 19 - Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Note 19 - Subsequent Events [Text Block]

19. Subsequent Events

·         BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A.

On July 1, 2011, Petrobras Biocombustível S.A., S.L., acquired 50% of the capital of BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A, for the amount of US $128 which are subject to adjustments due to implementation of process of due diligence.

·         Acquisition of Gás Brasiliano Distribuidora S.A.

On July 29, 2011, Petrobras Gás S.A.- Gaspetro  acquired 100% of the shares of Gas Brasiliano Distribuidora S.A. “GBD”, for US $271. The transaction was authorized by the São Paulo regulatory agency in April 2011 and the addendum to GBD's concession agreement was signed in July 2011, complying with the conditions established in the agreement entered into with Ente Nazionale Idrocarburi S.p.A. (ENI) in 2010.

GBD holds the concession for the natural gas distribution service in the northwest region of the State of São Paulo. The concession agreement began in December 1999 with duration of 30 years and may be renewed for another 20 years.

·         Raising of financing with BNDES

In July 2011, the Company signed long-term financing agreements with BNDES for financing the Mexilhão platform and implementing projects in Refap in the amount of US $1,365, as follows:

Company	Date	Contract Value - US $	Maturity	Description
Petrobras	07/12/2011	655	2023	TJLP plus 2.76% p.a.
Refap	07/21/2011	710	2022	TJLP plus 3.26% p.a.
		1,365

Petrobras withdrew US $557 of which US $387 was used to settle the bridge-loan entered into with BNDES in 2008. The first withdrawal of the credit contracted by Refap is forecast to occur later this year.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
Basis of financial statements preparation

1.      Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of  June 30, 2011 and for the six-month periods ended June 30, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior period amounts have been reclassified to conform to current period presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

The Company is currently working on discontinuing U.S. GAAP and adopting IFRS, as issued by the IASB, as the basis to prepare and disclose its financial statements for SEC filings purposes for the year ending December 31, 2011, as previously mentioned in its Form 20-F of 2010, filed on May 25, 2011.

Events subsequent to June 30, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]
Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of June 30, 2011

Futures and Forward contracts	(9,674)
Option contracts	400

* A negative notional value represents a sale position.

Sale of Ethanol [Table Text Block]
Notional amount in thousand of m3		Fair Value		Maturity

Forward Contract
Long position	715		US $31		2016

Foreign Currency Derivative Contracts [Table Text Block]
Notional Amount
Foreign Currency	US $ million

Sell USD / Pay BRL	(90)

Cross Currency Swaps [Table Text Block]
Cross Currency Swaps
	Maturing in 2016%		Notional Amount (Million)

	Fixed to fixed
	Average Pay Rate (USD)	5.69	US $298
	Average Receive Rate (JPY)	2.15	JPY $35,000

Location and Amounts of Derivative Fair Value [Table Text Block]
Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	13
Commodity contracts	Financial income/(expenses) net	(122)

Total		(109)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	1
Commodity contracts	Financial income/(expenses) net	37

Total		38

Note 03 - Income Taxes (Table)	6 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]
	Six-month periods ended June 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	17,919	10,599
International	(162)	1,050

	17,757	11,649

Tax expense at statutory rates - (34%)	(6,037)	(3,961)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(116)	(101)
Tax benefits on interests on shareholders’ equity	1,113	674
Foreign income subject to different tax rates	693	244
Tax incentive (1)	51	82
Other	115	15

Income taxes expenses per consolidated statement of income	(4,181)	(3,047)

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]
Six-month periods ended June 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(2,067)	(2,487)
Deferred	(2,186)	(432)

	(4,253)	(2,919)

International
Current	146	(134)
Deferred	(74)	6

	72	(128)

Income taxes expenses	(4,181)	(3,047)

Major components of the deferred income taxes accounts [Table Text Block]
	June 30, 2011	December 31, 2010

Current assets	657	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	657	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,487	1,458
Tax loss carryforwards	2,703	2,364
Other temporary differences, not significant individually	2,399	801
Valuation allowance	(1,911)	(1,803)

	4,678	2,820

Non-current liabilities
Capitalized exploration and development costs	(14,196)	(11,292)
Property, plant and equipment	(1,273)	(1,597)
Exchange variation	(3,081)	(1,390)
Other temporary differences, not significant individually	(1,744)	(928)

	(20,294)	(15,207)

Net non-current deferred tax liabilities	(15,616)	(12,387)

Non-current deferred tax assets	365	317

Non-current deferred tax liabilities	(15,981)	(12,704)

Net deferred tax liabilities	(14,959)	(11,853)

Note 04 - Cash and Cash Equivalents (Table)	6 Months Ended
Jun. 30, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]	All Contexts Value "
June 30, 2011		December 31, 2010

	Cash		1,925	1,974
	Investments - Brazilian Reais (1)		12,226	7,819
	Investments - U.S. dollars (2)		7,538	7,840

			21,689	17,633

(1)   Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2)  Comprised primarily by Time Deposit and securities with fixed income.

"

Note 05 - Marketable Securities (Table)	6 Months Ended
Jun. 30, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
June 30, 2011

	December 31, 2010

Marketable securities classification:
Available-for-sale	3,239

		3,162
Trading	15,885

		15,395
Held-to-maturity	178

		154

	19,302

		18,711

Less: Current portion of marketable securities	(15,995)

		(15,612)

Long-term portion of marketable securities	3,307

		3,099

Note 06 - Inventories (Table)	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	June 30, 2011	December 31, 2010

Products
Oil products	5,379	3,799
Fuel alcohol	342	286

	5,721	4,085

Raw materials, crude oil mainly	8,387	5,690
Materials and supplies	2,084	2,044
Other	247	69

	16,439	11,888

Current inventories	16,394	11,834

Long-term inventories	45	54

Note 07 - Recoverable Taxes (Table)	6 Months Ended
Jun. 30, 2011
Recoverable Taxes
Recoverable Taxes [Table Text Block]

	June 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	3,288	3,022
PASEP/COFINS (2)	8,037	6,885
Income tax and social contribution	1,460	1,265
Foreign value-added tax (IVA)	32	42
Other recoverable taxes	586	453

	13,403	11,667

Less: Long-term recoverable taxes	(6,235)	(6,407)

Current recoverable taxes	7,168	5,260

(1)  Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2)  Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

Note 10 - Financing (Table)	6 Months Ended
Jun. 30, 2011
Financings [Abstract]
Short-term debt [Table Text Block]
Current		Non- current
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Foreign
Financial institutions	6,942	6,381	19,681	17,460
Bearer bonds - Notes	1,382	587	17,836	11,573
Trust Certificates - Senior/Junior	69	71	159	194
Other	3	2	107	307
	8,396	7,041	37,783	29,534

In Brazil
BNDES	966	1,269	20,110	19,384
Debentures	236	189	1,592	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	69	42	332	233
Export credit notes	81	66	6,711	6,295
Bank credit certificate	36	32	2,310	2,164
Other	448	321	1,691	1,434
	1,836	1,919	32,746	30,937

	10,232	8,960	70,529	60,471

Interest on debt	1,150	869
Current portion of long-term debt	4,022	2,883
Current debt	5,060	5,208

Total debt	10,232	8,960

Composition of foreign currency denominated debt by currency [Table Text Block]
June 30, 2011		December 31, 2010

	Currency
	United States dollars		35,988	27,583
	Japanese Yen		1,583	1,651
	Euro		147	131
	Other		65	169

			37,783	29,534

Maturities of the principal of long-term debt [Table Text Block]
2012	3,036
2013	3,706
2014	4,407
2015	4,982
2016 and thereafter	54,398

70,529

Interest rates on long-term debt [Table Text Block]
	June 30, 2011	December 31, 2010
Foreign currency
6% or less	28,993	21,900
Over 6% to 8%	7,198	6,285
Over 8% to 10%	1,200	1,219
Over 10% to 12%	33	33
Over 12%	359	97

	37,783	29,534

Local currency
6% or less	4,923	2,426
Over 6% to 8%	16,360	17,932
Over 8% to 10%	699	592
Over 10% to 12%	1,602	9,759
Over 12%	9,162	228

	32,746	30,937

	70,529	60,471

Issuance of long-term debt, Foreign [Table Text Block]
Company	Date	US $	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish -  Libor plus 1.25% p.a. and financing from the  Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus  1.10% p.a., in the amounts of US $150 and US $500, respectively.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US $1,500 and US $500 respectively.

		9,400

Issuance of long-term debt, In Brazil [Table Text Block]
Company		Date		US $	Maturity	Description
	CITEPE and Petroquímica Suape		Apr/2011 and Jun/2011		487	2022 and 2023	Financing obtained from BNDES in the amounts of US $319 (CITEPE) and US $ 168 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively

Financing with official credit agencies, Foreign [Table Text Block]
		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

Financing with official credit agencies, In Brazil [Table Text Block]
US $
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES and Banco do Brasil	5,768	344	5,424	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

Petrobras	Banco do Brasil	320	244	76	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	192	-	192	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

(*)   Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $6,410, where 90% is financed by BNDES and Banco do Brasil.

Note 11 - Financial Income (Expenses), Net (Table)	6 Months Ended
Jun. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the six-month periods ended June 30, 2011 and 2010 are as follows:

	Six-month periods ended June 30,
	2011	2010
Financial expenses
Loans and financing	(2,356)	(1,708)
Losses on derivative instruments (Note 2)	(160)	(68)
Repurchased securities losses	(12)	(14)
Other	(240)	(270)

	(2,768)	(2,060)
Capitalized interest	2,350	1,238

	(418)	(822)
Financial income
Investments	969	344
Marketable securities	869	152
Gains on derivative instruments (Note 2)	51	106
Clients	148	61
Other	110	261

	2,147	924

Monetary and exchange variations	1,460	(781)

	3,189	(679)

Note 12 - Capital Lease Obligations (Table)	6 Months Ended
Jun. 30, 2011
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	51
2012	54
2013	20
2014	20
2015	19
2016 and thereafter	69
Estimated future lease payments	233

Less amount representing interest at 6.2% to 12.0% annual	(44)

Present value of minimum lease payments	189

Less current portion of capital lease obligations	(73)

Long-term portion of capital lease obligations	116

Note 13 - Employees' Postretirement Benefits and Other Benefits (Table)	6 Months Ended
Jun. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	June 30, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	376	400	776	369	374	743
Variable Contribution plan	41	-	41	39	-	39

Employees’.postretirement>projected benefits obligation	417	400	817	408	374	782

Long-term liabilities
Defined-benefit plan	6,137	8,830	14,967	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	6,393	8,830	15,223	5,851	7,889	13,740

	6,810	9,230	16,040	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	653	4,207	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,272)	(223)	(1,495)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,471	430	2,901	2,317	402	2,719

Net periodic benefit cost [Table Text Block]
As of June 30,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	124	99	79	118	42	55
Interest cost on projected benefit obligation	1,983	27	497	1,456	16	369
Expected return on plan assets	(1,772)	(12)	-	(1,237)	(8)	-
Amortization of net actuarial loss	34	6	16	30	4	1
	369	120	592	367	54	425

Employees’ contributions	(127)	(1)	-	(109)	(12)	-

Net periodic benefit cost	242	119	592	258	42	425

Note 14 - Shareholders' Equity, Basic and diluted earnings per share (Table)	6 Months Ended
Jun. 30, 2011
Stockholders Equity Note [Abstract]
Dividends and interest on shareholders' equity [Table Text Block]
Portion	Date of board of directors approval	Shareholders’positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	06.27.2011	923
				6,780

Portion	Date of board of directors approval	Shareholders’positions	Payment date	US $ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,645
2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	Up to 10.31.2011	1,668
				3,313

Basic and diluted earnings per share [Table Text Block]
	Six-month periods ended June 30,
	2011	2010

Net income for the period attributable to Petrobras	13,172	8,563
Less priority preferred share dividends	(2,663)	(1,243)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,538)	(1,704)

Remaining net income to be equally allocated to common and preferred shares	6,971	5,616

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	1.01	0.98
Common and preferred ADS	2.02	1.96

Note 15 - Commitments and Contingencies (Table)	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]
June 30, 2011		December 31, 2010

	Labor claims		121	119
	Tax claims		408	361
	Civil claims		183	214
	Commercials claims and other contingencies		23	66

	Total long-term contingencies		735	760

Note 16 - Fair value Measurement (Table)	6 Months Ended
Jun. 30, 2011
Financial Instruments [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis [Table Text Block]

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	19,124	-	-	19,124
Foreign exchange derivatives (Note 2)	-	126	-	126
Commodity derivatives (Note 2)	57	9	30	96

Total assets as of June 30, 2011	19,181	135	30	19,346
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(52)	(2)	-	(54)

Total liabilities as of June 30, 2011	(52)	(2)	-	(54)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)

Note 17 - Segment Information (Table)	6 Months Ended
Jun. 30, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]
		As of June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	6,159	23,466	2,793	138	3,481	4,684	43,434	(7,430)	76,725

Cash and cash equivalents	-	-	-	-	-	-	21,689	-	21,689
Other current assets	6,159	23,466	2,793	138	3,481	4,684	21,745	(7,430)	55,036

Investments in non-consolidated
companies and other investments	-	3,282	724	892	931	294	136	-	6,259

Property, plant and equipment, net	145,508	56,827	26,841	362	9,772	3,051	4,915	-	247,276

Non-current assets	3,653	3,668	1,638	9	2,537	765	8,583	(452)	20,401

Total assets	155,320	87,243	31,996	1,401	16,721	8,794	57,068	(7,882)	350,661

		As of June 30, 2011
		International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,094	2,087	270	447	47	(464)	3,481

Investments in non-consolidated		30	174	13	(36)	117	931
companies and other investments	633

Property, plant and equipment, net	8,538	871	256	454	206	(553)	9,772

Non-current assets	2,581	313	65	70	1,396	(1,888)	2,537

Total assets	12,846	3,301	765	984	1,613	(2,788)	16,721

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]

		Six-month period ended June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	157	39,375	4,012	25	6,215	21,038	-	-	70,822
Inter-segment net operating revenues	36,144	18,693	623	123	2,022	384	-	(57,989)	-

Net operating revenues	36,301	58,068	4,635	148	8,237	21,422	-	(57,989)	70,822

Cost of sales	(13,139)	(58,418)	(2,557)	(167)	(6,052)	(19,712)	-	57,007	(43,038)

Depreciation, depletion and amortization	(3,047)	(556)	(417)	(17)	(411)	(115)	(169)	-	(4,732)
Exploration, including exploratory dry holes	(1,212)	-	-	-	(157)	-	-	-	(1,369)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(238)	(1,531)	(417)	(34)	(438)	(1,065)	(1,251)	51	(4,923)
Research and development expenses	(332)	(108)	(32)	(5)	-	(3)	(149)	-	(629)
Other operating expenses	(241)	(194)	(94)	(19)	(250)	20	(944)	33	(1,689)

Costs and expenses	(18,209)	(60,807)	(3,517)	(242)	(7,310)	(20,875)	(2,513)	57,091	(56,382)

Operating income (loss)	18,092	(2,739)	1,118	(94)	927	547	(2,513)	(898)	14,440

Equity in results of non-consolidated companies	-	223	117	26	(22)	1	(2)	-	343
Financial income (expenses), net	-	-	-	-	-	-	3,189	-	3,189
Other taxes	(21)	(24)	(20)	-	(52)	(14)	(84)	-	(215)

Income (loss) before income taxes	18,071	(2,540)	1,215	(68)	853	534	590	(898)	17,757

Income tax benefits (expense)	(6,144)	940	(373)	32	9	(181)	1,230	306	(4,181)

Net income (loss) for the period	11,927	(1,600)	842	(36)	862	353	1,820	(592)	13,576

Less: Net income (loss) attributable to the noncontrolling interests	9	9	(3)	-	1	-	(420)	-	(404)

Net income (loss) attributable to Petrobras	11,936	(1,591)	839	(36)	863	353	1,400	(592)	13,172

		Six-month period ended June 30, 2011

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power

				Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	453	3,072	250	2,433	-	7	6,215
Inter-segment net operating revenues	1,927	1,212	19	17	-	(1,153)	2,022

Net operating revenues	2,380	4,284	269	2,450	-	(1,146)	8,237

Cost of sales	(632)	(4,066)	(224)	(2,285)	-	1,155	(6,052)

Depreciation, depletion and amortization	(351)	(30)	(8)	(13)	(9)	-	(411)
Exploration, including exploratory dry holes	(157)	-	-	-	-	-	(157)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(88)	(68)	(5)	(134)	(145)	2	(438)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(164)	(59)	1	9	(37)	-	(250)

Costs and expenses	(1,394)	(4,223)	(236)	(2,423)	(191)	1,157	(7,310)

Operating income (loss)	986	61	33	27	(191)	11	927

Equity in results of non-consolidated companies	(40)	9	5	5	(1)	-	(22)
Other taxes	(28)	(2)	(1)	(5)	(16)	-	(52)

Income (loss) before income taxes	918	68	37	27	(208)	11	853

Income tax benefits (expense)	(63)	4	10	(4)	62	-	9

Net income (loss) for the period	855	72	47	23	(146)	11	862

Less: Net income (loss) attributable to the noncontrolling interests	-	-	1	-	-	-	1

Net income (loss) attributable to Petrobras	855	72	48	23	(146)	11	863

		Six-month period ended June 30, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	141	32,012	3,027	7	5,116	16,880	-	-	57,183
Inter-segment net operating revenues	25,959	15,284	432	128	1,275	349	-	(43,427)	-

Net operating revenues	26,100	47,296	3,459	135	6,391	17,229	-	(43,427)	57,183

Cost of sales	(10,018)	(43,442)	(2,100)	(125)	(4,563)	(15,719)	-	43,254	(32,713)

Depreciation, depletion and amortization	(2,652)	(546)	(244)	(10)	(427)	(103)	(149)	1	(4,130)
Exploration, including exploratory dry holes	(758)	-	-	-	(134)	-	-	-	(892)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(189)	(1,452)	(408)	(16)	(388)	(848)	(1,015)	116	(4,200)
Research and development expenses	(228)	(74)	(32)	-	(1)	(2)	(111)	-	(448)
Other operating expenses	(326)	(470)	(205)	(3)	(123)	(32)	(980)	-	(2,139)

Costs and expenses	(14,171)	(45,984)	(3,033)	(154)	(5,686)	(16,704)	(2,255)	43,371	(44,616)

Operating income (loss)	11,929	1,312	426	(19)	705	525	(2,255)	(56)	12,567

Equity in results of non-consolidated companies	5	(100)	65	(5)	6	-	1	-	(28)
Financial income (expenses), net	-	-	-	-	-	-	(679)	-	(679)
Other taxes	(70)	(27)	(13)	-	(38)	(8)	(55)	-	(211)

Income (loss) before income taxes	11,864	1,185	478	(24)	673	517	(2,988)	(56)	11,649

Income tax benefits (expense)	(4,032)	(437)	(141)	7	(67)	(176)	1,780	19	(3,047)

Net income for the period	7,832	748	337	(17)	606	341	(1,208)	(37)	8,602

Less: Net income attributable to the noncontrolling interests	7	(32)	49	-	(42)	-	(21)	-	(39)

Net income (loss) attributable for Petrobras	7,839	716	386	(17)	564	341	(1,229)	(37)	8,563

		Six-month period ended June 30, 2010

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	324	2,638	245	1,894	-	15	5,116
Inter-segment net operating revenues	1,472	949	21	19	-	(1,186)	1,275

Net operating revenues	1,796	3,587	266	1,913	-	(1,171)	6,391

Cost of sales	(438)	(3,327)	(212)	(1,750)	-	1,164	(4,563)
Depreciation, depletion and amortization	(349)	(41)	(9)	(15)	(13)	-	(427)
Exploration, including exploratory dry holes	(134)	-	-	-	-	-	(134)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(78)	(64)	(3)	(119)	(124)	-	(388)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	(49)	(107)	5	8	21	(1)	(123)

Costs and expenses	(1,048)	(3,589)	(219)	(1,876)	(117)	1,163	(5,686)

Operating income (loss)	748	(2)	47	37	(117)	(8)	705

Equity in results of non-consolidated companies	12	9	1	3	(19)	-	6
Other taxes	(17)	(2)	(1)	(2)	(16)	-	(38)

Income (loss) before income taxes	743	5	47	38	(152)	(8)	673

Income tax benefits (expense)	(100)	(3)	(2)	(5)	43	-	(67)

Net income for the period	643	2	45	33	(109)	(8)	606
							-
Less: Net income attributable to the noncontrolling interests	-	(1)	(1)	-	(40)	-	(42)

Net income (loss) attributable for Petrobras	643	1	44	33	(149)	(8)	564

Capital expenditures incurred by segment [Table Text Block]

	Six-month periods ended June 30,
	2011	2010

Exploration and Production	9,149	9,133
Refining, Transportation & Marketing	8,049	6,342
Gas & Power	1,088	2,106
International
Exploration and Production	896	1,120
Refining, Transportation & Marketing	117	34
Distribution	16	15
Gas & Power	27	2
Others	5	1
Distribution	278	145
Biofuels	134	22
Corporate	447	467

	20,206	19,387

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management, Commodity Contracts Maturity in 2011 (Detail)	6 Months Ended
Jun. 30, 2011
Futures and Forwards Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	(9,674)
Options Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	400

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Embedded Derivatives, Sale of ethanol (Detail) (Foward Contract, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Foward Contract
Long position
Notional amount in thousand m³	715
Fair Value	$ 31
Maturity	2016

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL, USD $) In Millions	Jun. 30, 2011
Sell USD / Pay BRL
Foreign Currency Derivative Contracts
Notional Amount US $ million	$ (90)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreing currency risk management, Cash flow hedge (Detail) In Millions, unless otherwise specified	Jun. 30, 2011 Average Pay Rate (USD) USD ( $)	Jun. 30, 2011 Average Receive Rate (JPY) JPY ( ¥)
Cross Currency Swaps Maturing in 2016 fixed to fixed
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Asset Derivatives - Fair Value
Hedging derivatives	$ 122	$ 115
Non-Hedging derivatives	100	50
Total	222	165
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Non-Hedging derivatives	(54)	(42)
Total	(54)	(42)
Foreign exchange contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Hedging derivatives	122	115
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	4	2
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	0	0
Commodity contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	96	48
Liability Derivatives - Fair Value
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	$ (54)	$ (42)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Derivatives designated as hedging instruments under Codification Topic 815
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 3	$ 3
Financial expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(14)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	1	0
Derivatives designated as hedging instruments under Codification Topic 815 | Foreign exchange contracts
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	3	3
Financial expenses
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(14)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	1	0
Derivatives not designated as Hedging Instruments under Codification Topic 815
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	(109)	38
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Foreign exchange contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	13	1
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Commodity contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (122)	$ 37
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Additional Information (Detail) (Derivatives for oil and oil products, USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Derivatives for oil and oil products
Derivatives Instruments, Hedging and Risk Management Activities
The volume of hedge executed for the exports by BR Distribuidora of the total exported	55.84%
Result of the settlements of the operations that matured in the period	$ 10
Sales contract of ethanol in m3 per year (between Pfico and Toyota Tsusho Corporation) for ten years, subject to renegotiation of price and termination after the first five years	143,000

Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income before income tax and minority interest:
Brazil	$ 17,919	$ 10,599
International	(162)	1,050
Total	17,757	11,649
Tax Expense at statutory rate - (34%)	(6,037)	(3,961)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(116)	(101)
Tax benefit on interest on shareholders' equity	1,113	674
Foreign income subject to different tax rates	693	244
Tax incentive	51	82
Other	115	15
Total income tax expense	$ (4,181)	$ (3,047)

Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Brazil:
Current	$ (2,067)	$ (2,487)
Deferred	(2,186)	(432)
Total	(4,253)	(2,919)
International:
Current	146	(134)
Deferred	(74)	6
Total	72	(128)
Total income tax expense	$ (4,181)	$ (3,047)

Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Deferred income tax accounts
Current assets	$ 657	$ 540
Valuation allowance	0	(5)
Current liabilities	0	(1)
Net current deferred tax assets	657	534
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,487	1,458
Tax loss carryforwards	2,703	2,364
Other temporary differences, not significant individually	2,399	801
Valuation allowance	(1,911)	(1,803)
Total	4,678	2,820
Non-current liabilities
Capitalized exploration and development costs	(14,196)	(11,292)
Property, plant and equipment	(1,273)	(1,597)
Exchange variation	(3,081)	(1,390)
Other temporary differences, not significant individually	(1,744)	(928)
Total	(20,294)	(15,207)
Net non-current deferred tax liabilities	(15,616)	(12,387)
Non-current deferred tax assets	365	317
Non-current deferred tax liabilities	(15,981)	(12,704)
Net deferred tax liabilities	$ (14,959)	$ (11,853)

Note 03 - Income Taxes, Parenthetical (Detail)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Tax Expense Benefit [Abstract]
Tax Expense statutory rate	34.00%	34.00%

Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Taxes, Additiional information
Income tax rate	25.00%	25.00%
Social Contributon rate	9.00%	9.00%
Tax Expense statutory rate	34.00%	34.00%
Tax incentive within the region covered by the Northeast Development Agency (ADENE)	$ 51	$ 82
Percentage of reduction in income tax payable calculated on the profits of the exploration of incentive activities	75.00%	75.00%

Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 1,925	$ 1,974	$ 1,469	$ 1,478
Investments - Brazilian reais	12,226	7,819	6,788	10,780
Investments - U.S. dollars	7,538	7,840	4,715	3,911
Total	$ 21,689	$ 17,633	$ 12,972	$ 16,169

Note 05 - Marketable Securities (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 3,239	$ 3,162
Trading	15,885	15,395
Held-to-maturity	178	154
Total	19,302	18,711
Less: Current portion of marketable securities	(15,995)	(15,612)
Long-term portion of marketable securities	$ 3,307	$ 3,099

Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 3,106
Interest Coupons (p.a.)	6.00%

Note 06 - Inventories (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 5,379	$ 3,799
Fuel alcohol	342	286
Total	5,721	4,085
Raw materials, mainly crude oil	8,387	5,690
Materials and supplies	2,084	2,044
Other	247	69
Inventory, total	16,439	11,888
Current inventories	16,394	11,834
Long-term inventories	$ 45	$ 54

Note 06 - Inventories, Additional Information (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Inventories, Additional Information
Recognized loss due to the decline in market prices of oil products, classified as other operating expense	$ 162	$ 173

Note 07 - Recoverable Taxes (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Local:
Domestic value-added tax (ICMS)	$ 3,288	$ 3,022
PASEP/COFINS	8,037	6,885
Income tax and social contribution	1,460	1,265
Foreign value-added tax (IVA)	32	42
Other recoverable taxes	586	453
Total	13,403	11,667
Less: Long-term recoverable taxes	(6,235)	(6,407)
Current recoverable taxes	$ 7,168	$ 5,260

Note 08 - Property, Plant and Equipment, Net, Additional Information (Detail)	Sep. 03, 2010
Accounting treatment of Assigment Agreement
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas	40 years

Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Petroleum and alcohol account - receivable from Federal Government	$ 529	$ 493

Note 10 - Financing (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 1,150	$ 869
Current portion of long term debt	4,022	2,883
Current debt	5,060	5,208
Total debt	10,232	8,960
Foreign - Financial Institutions
Current	6,942	6,381
Non-current	19,681	17,460
Foreign - Bearer bonds - Notes
Current	1,382	587
Non-current	17,836	11,573
Foreign - Trust Certificates - Senior/Junior
Current	69	71
Non-current	159	194
Foreign - Other
Current	3	2
Non-current	107	307
Total Foreign [Member]
Current	8,396	7,041
Non-current	37,783	29,534
In Brazil - BNDES
Current	966	1,269
Non-current	20,110	19,384
In Brazil - Debentures
Current	236	189
Non-current	1,592	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	69	42
Non-current	332	233
In Brazil - Export credit notes
Current	81	66
Non-current	6,711	6,295
In Brazil - Bank credit certificate
Current	36	32
Non-current	2,310	2,164
In Brazil - Other
Current	448	321
Non-current	1,691	1,434
Total in Brazil
Current	1,836	1,919
Non-current	32,746	30,937
Total borrowings
Current	10,232	8,960
Non-current	$ 70,529	$ 60,471

Note 10 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 35,988	$ 27,583
Japanese Yen	1,583	1,651
Euro	147	131
Other	65	169
Total	$ 37,783	$ 29,534

Note 10 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 3,036	$ 4,137
2013	3,706	2,503
2014	4,407	3,517
2015	4,982	5,311
2016 and thereafter	54,398	45,003
Long-term debt	$ 70,529	$ 60,471

Note 10 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 28,993	$ 21,900
Over 6% to 8%	7,198	6,285
Over 8% to 10%	1,200	1,219
Over 10% to 12%	33	33
Over 12%	359	97
Foreign Currency, Total	37,783	29,534
Local Currency:
6% or less	4,923	2,426
Over 6% to 8%	16,360	17,932
Over 8% to 10%	699	592
Over 10% to 12%	1,602	9,759
Over 12%	9,162	228
Local Currency, Total	32,746	30,937
Total	$ 70,529	$ 60,471

Note 10 - a.1) Financing, Long-term debt, foreign (Detail) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Issuance of Debt 1
Company	PifCo
Date	Jan/2011
US $	$ 6,000
Maturity	2016,2021 and 2041
Description	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.
Issuance of Debt 2
Company	Charter
Date	Jan/2011
US $	750
Maturity	2018
Description	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.
Issuance of Debt 3
Company	PNBV
Date	Mar/2011
US $	650
Maturity	2015 and 2021
Description	Financing obtained from the Bank of Tokyo-Mitsubish - Libor plus 1.25% p.a. and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus 1.10% p.a., in the amounts of US $150 and US $500, respectively.
Issuance of Debt 4
Company	PNBV
Date	Jun/2011
US $	$ 2,000
Maturity	2018
Description	Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US $1,500 and US $500 respectively.

Note 10 - a.2) Financing, Long-term debt, in Brazil (Detail) (Issuance of Debt 1 [Member], USD $) In Millions	6 Months Ended
Jun. 30, 2011
Issuance of Debt 1 [Member]
Company	CITEPE and Petroquímica Suape
Date	Apr/2011 and Jun/2011
Amount	$ 487
Maturity	2022 and 2023
Description	Financing obtained from BNDES in the amounts of US $319 (CITEPE) and US $ 168 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively.

Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Detail) (Financing 1, USD $) In Millions	6 Months Ended
Jun. 30, 2011
Financing 1
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	$ 3,000
Description	Libor +2.8% p.a.

Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Jun. 30, 2011
Financing 1
Company	Transpetro (*)
Agency	BNDES and Banco do Brasil
Contracted	$ 5,768
Used	344
Balance	5,424
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.
Financing 2
Company	Petrobras
Agency	Banco do Brasil
Contracted	320
Used	244
Balance	76
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 3
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	192
Used	0
Balance	$ 192
Description	Bank Credit Certificate - Revolving Credit &- 110% p.a. of average CDI

Note 10 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Financing [Abstract]
Weighted average annual interest rates on outstanding short-term borrowings	3.00%	2.31%
Purchase and sale of ships	41
Purchase and sale of convoys	20
Shipyards of agreements for conditioned purchase and sale	6
Agreement for conditioned purchase and sale	$ 6,410
Percentage of financing by BNDES	90.00%

Note 11 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Financial expenses
Loans and financings	$ (2,356)	$ (1,708)
Losses on derivative instruments (Note 2)	(160)	(68)
Repurchased securities losses	(12)	(14)
Other	(240)	(270)
Financial Expenses, before Capitalized Interest	(2,768)	(2,060)
Capitalized interest	2,350	1,238
Financial expenses	(418)	(822)
Financial income
Investments	969	344
Marketable Securities	869	152
Gains on derivative instruments (Note 2)	51	106
Clients	148	61
Other	110	261
Financial income	2,147	924
Monetary and exchange variation	1,460	(781)
Financial Income (Expenses), Net	$ 3,189	$ (679)

Note 12 - Capital Lease Obligations (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 51	$ 107
2012	54	42
2013	20	18
2014	20	18
2015	19	18
2016 and thereafter	69	67
Estimated future lease payments	233	270
Less amount representing interest at 6.2% to 12.0% annual	(44)	(48)
Present value of minimum lease payments	189	222
Less current portion of capital lease obligations	(73)	(105)
Long-term portion of capital lease obligations	$ 116	$ 117

Note 12 - Capital Lease Obligations, Additional Information (Detail) (USD $) In Millions	Jun. 30, 2011
Capital Lease Obligations
Assets under capital leases, net book value	$ 2,045

Note 13 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 776	$ 743
Variable Contribution plan	41	39
Employees' postretirement projected benefits obligation	817	782
Long-term liabilities
Defined-benefit plan	14,967	13,608
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	15,223	13,740
Total Employees' postretirement projected benefits obligation	16,040	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	4,207	3,931
Variable Contribution plan	189	189
Tax effect	(1,495)	(1,401)
Net balance recorded in shareholders' equity	2,901	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	376	369
Variable Contribution plan	41	39
Employees' postretirement projected benefits obligation	417	408
Long-term liabilities
Defined-benefit plan	6,137	5,719
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	6,393	5,851
Total Employees' postretirement projected benefits obligation	6,810	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	3,322
Variable Contribution plan	189	189
Tax effect	(1,272)	(1,194)
Net balance recorded in shareholders' equity	(2,471)	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	400	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	400	374
Long-term liabilities
Defined-benefit plan	8,830	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	8,830	7,889
Total Employees' postretirement projected benefits obligation	9,230	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	653	609
Variable Contribution plan	0	0
Tax effect	(223)	(207)
Net balance recorded in shareholders' equity	$ (430)	$ 402

Note 13 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Defined- Benefits
Net periodic benefit cost includes:
Service cost-benefits earned during the period	$ 124	$ 118
Interest cost on projected benefit obligation	1,983	1,456
Expected return on plan assets	(1,772)	(1,237)
Amortization of net actuarial loss	34	30
Periodic benefit cost before employees contributions	369	367
Employees' contributions	(127)	(109)
Net periodic benefit cost	242	258
Variable Contribution
Net periodic benefit cost includes:
Service cost-benefits earned during the period	99	42
Interest cost on projected benefit obligation	27	16
Expected return on plan assets	(12)	(8)
Amortization of net actuarial loss	6	4
Periodic benefit cost before employees contributions	120	54
Employees' contributions	(1)	(12)
Net periodic benefit cost	119	42
Health Care Benefit
Net periodic benefit cost includes:
Service cost-benefits earned during the period	79	55
Interest cost on projected benefit obligation	497	369
Expected return on plan assets	0	0
Amortization of net actuarial loss	16	1
Periodic benefit cost before employees contributions	592	425
Employees' contributions	0	0
Net periodic benefit cost	$ 592	$ 425

Note 13 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Contributions made by the Company in the six-month period ended June 30, 2011 to the defined contribution portion of the variable contribution plan	$ 143
Balances of the Financial Commitment Agreements	3,195
Financial Commitment Agreements, interest due in 2011	$ 31

Note 14 - Shareholders' Equity, Dividends and interest on shareholders' equity - fiscal year 2010 (Detail) (USD $) In Millions	Dec. 31, 2011	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 3,313	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Apr 29, 2011	May 14, 2010
Shareholders' positions	May 11, 2011	May 21, 2010
Date payment	May 31, 2011	May 31, 2010
Value of the portion	1,645	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul 22, 2011	Jul 16, 2010
Shareholders' positions	Aug 2, 2011	Jul 30, 2010
Date payment		Aug 31, 2010
Date payment	Up to 10.31.2011
Value of the portion	1,668	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Oct 22, 2010
Shareholders' positions		Nov 1, 2010
Date payment		Nov 30, 2010
Value of the portion		1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Dec 10, 2010
Shareholders' positions		Dec 21, 2010
Date payment		Dec 30, 2010
Value of the portion		1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb 25, 2011
Shareholders' positions		Mar 21, 2010
Date payment		Mar 31, 2011
Value of the portion		1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb 25, 2011
Shareholders' positions		Apr 28, 2011
Date payment		Jun 27, 2011
Value of the portion		$ 923

Note 14 - Shareholders' Equity, Basic and diluted earnings per share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Basic and diluted earnings per share amounts
Net income attributable to Petrobras	$ 13,172	$ 8,563
Less priority preferred share dividends	(2,663)	(1,243)
Less common shares dividends, up to the priority preferred shares dividends on a per- share basis	(3,538)	(1,704)
Remaining net income to be equally allocated to common and preferred shares	$ 6,971	$ 5,616
Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396
Basic and diluted earnings per:
Common and Preferred Share	1.01	0.98
Common and Preferred ADS	2.02	1.96

Note 14 - Shareholders' Equity, Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Jun. 30, 2011	Apr. 28, 2011 USD ( $)	Apr. 28, 2011 BRL	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Common shares	7,442,454,142			7,442,454,142
Preferred shares	5,602,042,788			5,602,042,788
Relation ADS and shares	2 (two) shares for one ADS
Minimum voting shares of current Brazilian law requires Federal Government ownership	50% plus one share
Capitalization of part of the tax incentive profit reserves
Initial amount in Company's Capital increase		$ 109,746
Initial amount in Company's Capital increase (Reais)			205,357
Final amount in Company's Capital increase		109,760
Final amount in Company's Capital increase (Reais)			205,380
Capital increase		14
Capital increase (Reais)			23
Dividends approved in the Annual General Shareholders' Meeting of April 28, 2011, related to fiscal year 2010		6,780
Interest on shareholders' equity, related to fiscal year 2010		$ 5,857
Levy of income tax on interest on shareholders' equity	15.00%

Note 15 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 121	$ 119
Tax claims	408	361
Civil claims	183	214
Commercials claims and other contingencies	23	66
Long-term contingencies	$ 735	$ 760

Note 15 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,787	$ 1,674
Processes included in the period [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	956
Processes included in the period [Member] | Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Contingencies [Line Items]
Maximum exposure for the company	368
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	1,254
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	1,455
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Contingencies [Line Items]
Maximum exposure for the company	380
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels
Contingencies [Line Items]
Maximum exposure for the company	2,948
Possible withholding tax rate on overseas remittances for servicing chartering agreements, minimum	15.00%
Possible withholding tax rate on overseas remittances for servicing chartering agreements, Maximum	25.00%
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments
Contingencies [Line Items]
Maximum exposure for the company	356
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE
Contingencies [Line Items]
Maximum exposure for the company	776
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória
Contingencies [Line Items]
Maximum exposure for the company	990
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Finance and Planning Department of the Federal District
Contingencies [Line Items]
Maximum exposure for the company	97
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: AMAR - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	106
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: The Federal and State of Paraná Prossecutors - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Damage sought by the Plaintiff	1,176
Maximum exposure for the company	4,051
Processes for small amounts
Contingencies [Line Items]
Civil actions	89
Labor actions	587
Tax actions	898
Environmental actions	$ 120

Note 16 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 19,124
Foreign exchange derivatives (Note 2)	126
Commodity derivatives (Note 2)	96
Total assets	19,346	18,722
Liabilities
Commodity derivatives (Note 2)	(54)
Total liabilities	(54)	(42)
Level 1
Assets
Marketable securities	19,124
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	57
Total assets	19,181	18,572
Liabilities
Commodity derivatives (Note 2)	(52)
Total liabilities	(52)	(40)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	126
Commodity derivatives (Note 2)	9
Total assets	135	118
Liabilities
Commodity derivatives (Note 2)	(2)
Total liabilities	(2)	(2)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	30
Total assets	30	32
Liabilities
Commodity derivatives (Note 2)	0
Total liabilities	$ 0	$ 0

Note 16 - Fair value Measurement, Additional Information (Detail) (USD $) In Millions	Jun. 30, 2011
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 70,529
Estimated fair value of the Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 72,098

Note 17 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 76,725	$ 63,863
Cash and cash equivalents	21,689	17,633
Other current assets	55,036	46,230
Investments in non-consolidated companies and other investments	6,259	6,312
Property, plant and equipment, net	247,276	218,567
Non-current assets	20,401	19,941
Total assets	350,661	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	6,159	3,473
Cash and cash equivalents	0	0
Other current assets	6,159	3,473
Investments in non-consolidated companies and other investments	0	296
Property, plant and equipment, net	145,508	129,913
Non-current assets	3,653	3,511
Total assets	155,320	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	23,466	16,305
Cash and cash equivalents	0	0
Other current assets	23,466	16,305
Investments in non-consolidated companies and other investments	3,282	3,056
Property, plant and equipment, net	56,827	46,844
Non-current assets	3,668	3,282
Total assets	87,243	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,793	2,904
Cash and cash equivalents	0	0
Other current assets	2,793	2,904
Investments in non-consolidated companies and other investments	724	813
Property, plant and equipment, net	26,841	24,725
Non-current assets	1,638	1,465
Total assets	31,996	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	138	121
Cash and cash equivalents	0	0
Other current assets	138	121
Investments in non-consolidated companies and other investments	892	688
Property, plant and equipment, net	362	356
Non-current assets	9	10
Total assets	1,401	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,481	3,279
Cash and cash equivalents	0	0
Other current assets	3,481	3,279
Investments in non-consolidated companies and other investments	931	1,078
Property, plant and equipment, net	9,772	9,519
Non-current assets	2,537	2,294
Total assets	16,721	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,684	4,196
Cash and cash equivalents	0	0
Other current assets	4,684	4,196
Investments in non-consolidated companies and other investments	294	257
Property, plant and equipment, net	3,051	2,730
Non-current assets	765	346
Total assets	8,794	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	43,434	38,895
Cash and cash equivalents	21,689	17,633
Other current assets	21,745	21,262
Investments in non-consolidated companies and other investments	136	124
Property, plant and equipment, net	4,915	4,480
Non-current assets	8,583	9,033
Total assets	57,068	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(7,430)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(7,430)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	0
Non-current assets	(452)	0
Total assets	$ (7,882)	$ (5,310)

Note 17 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,481	$ 3,279
Investments in non-consolidated companies and other investments	931	1,078
Property, plant and equipment, net	9,772	9,519
Non-current assets	2,537	2,294
Total assets	16,721	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,094	1,132
Investments in non-consolidated companies and other investments	633	713
Property, plant and equipment, net	8,538	8,067
Non-current assets	2,581	2,336
Total assets	12,846	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,087	1,778
Investments in non-consolidated companies and other investments	30	31
Property, plant and equipment, net	871	1,036
Non-current assets	313	292
Total assets	3,301	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	270	250
Investments in non-consolidated companies and other investments	174	152
Property, plant and equipment, net	256	256
Non-current assets	65	105
Total assets	765	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	447	443
Investments in non-consolidated companies and other investments	13	41
Property, plant and equipment, net	454	425
Non-current assets	70	65
Total assets	984	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	47	68
Investments in non-consolidated companies and other investments	(36)	141
Property, plant and equipment, net	206	136
Non-current assets	1,396	1,309
Total assets	1,613	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(464)	(392)
Investments in non-consolidated companies and other investments	117	0
Property, plant and equipment, net	(553)	(401)
Non-current assets	(1,888)	(1,813)
Total assets	$ (2,788)	$ (2,606)

Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 70,822	$ 57,183
Inter-segment net operating revenues	0	0
Net operating revenues	70,822	57,183
Cost of sales	(43,038)	(32,713)
Depreciation, depletion and amortization	(4,732)	(4,130)
Exploration, including exploratory dry holes	(1,369)	(892)
Impairment	(2)	(94)
Selling, general and administrative expenses	(4,923)	(4,200)
Research and development expenses	(629)	(448)
Other operating expenses	(1,689)	(2,139)
Costs and expenses	(56,382)	(44,616)
Operating income (loss)	14,440	12,567
Equity in results of non-consolidated companies	343	(28)
Financial income (expenses), net	3,189	(679)
Other taxes	(215)	(211)
Income (loss) before income taxes	17,757	11,649
Income tax benefits (expense)	(4,181)	(3,047)
Net income (loss) for the period	13,576	8,602
Less: Net income (loss) attributable to the noncontrolling interest	(404)	(39)
Net income (loss) attributable to Petrobras	13,172	8,563
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	157	141
Inter-segment net operating revenues	36,144	25,959
Net operating revenues	36,301	26,100
Cost of sales	(13,139)	(10,018)
Depreciation, depletion and amortization	3,047	(2,652)
Exploration, including exploratory dry holes	(1,212)	(758)
Impairment	0	0
Selling, general and administrative expenses	(238)	(189)
Research and development expenses	(332)	(228)
Other operating expenses	(241)	(326)
Costs and expenses	(18,209)	(14,171)
Operating income (loss)	18,092	11,929
Equity in results of non-consolidated companies	0	5
Financial income (expenses), net	0	0
Other taxes	(21)	(70)
Income (loss) before income taxes	18,071	11,864
Income tax benefits (expense)	(6,144)	(4,032)
Net income (loss) for the period	11,927	7,832
Less: Net income (loss) attributable to the noncontrolling interest	9	7
Net income (loss) attributable to Petrobras	11,936	7,839
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	39,375	32,012
Inter-segment net operating revenues	18,693	15,284
Net operating revenues	58,068	47,296
Cost of sales	(58,418)	(43,442)
Depreciation, depletion and amortization	(556)	(546)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,531)	(1,452)
Research and development expenses	(108)	(74)
Other operating expenses	(194)	(470)
Costs and expenses	(60,807)	(45,984)
Operating income (loss)	(2,739)	1,312
Equity in results of non-consolidated companies	223	(100)
Financial income (expenses), net	0	0
Other taxes	(24)	(27)
Income (loss) before income taxes	(2,540)	1,185
Income tax benefits (expense)	940	(437)
Net income (loss) for the period	(1,600)	748
Less: Net income (loss) attributable to the noncontrolling interest	9	(32)
Net income (loss) attributable to Petrobras	(1,591)	716
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,012	3,027
Inter-segment net operating revenues	623	432
Net operating revenues	4,635	3,459
Cost of sales	(2,557)	(2,100)
Depreciation, depletion and amortization	(417)	(244)
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(417)	(408)
Research and development expenses	(32)	(32)
Other operating expenses	(94)	(205)
Costs and expenses	(3,517)	(3,033)
Operating income (loss)	1,118	426
Equity in results of non-consolidated companies	117	65
Financial income (expenses), net	0	0
Other taxes	(20)	(13)
Income (loss) before income taxes	1,215	478
Income tax benefits (expense)	(373)	(141)
Net income (loss) for the period	842	337
Less: Net income (loss) attributable to the noncontrolling interest	(3)	49
Net income (loss) attributable to Petrobras	839	386
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	25	7
Inter-segment net operating revenues	123	128
Net operating revenues	148	135
Cost of sales	(167)	(125)
Depreciation, depletion and amortization	(17)	(10)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(34)	(16)
Research and development expenses	(5)	0
Other operating expenses	(19)	(3)
Costs and expenses	(242)	(154)
Operating income (loss)	(94)	(19)
Equity in results of non-consolidated companies	26	(5)
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(68)	(24)
Income tax benefits (expense)	32	7
Net income (loss) for the period	(36)	(17)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(36)	(17)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	6,215	5,116
Inter-segment net operating revenues	2,022	1,275
Net operating revenues	8,237	6,391
Cost of sales	(6,052)	(4,563)
Depreciation, depletion and amortization	(411)	(427)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	(50)
Selling, general and administrative expenses	(438)	(388)
Research and development expenses	0	(1)
Other operating expenses	(250)	(123)
Costs and expenses	(7,310)	(5,686)
Operating income (loss)	927	705
Equity in results of non-consolidated companies	(22)	6
Financial income (expenses), net	0	0
Other taxes	(52)	(38)
Income (loss) before income taxes	853	673
Income tax benefits (expense)	9	(67)
Net income (loss) for the period	862	606
Less: Net income (loss) attributable to the noncontrolling interest	1	(42)
Net income (loss) attributable to Petrobras	863	564
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	21,038	16,880
Inter-segment net operating revenues	384	349
Net operating revenues	21,422	17,229
Cost of sales	(19,712)	(15,719)
Depreciation, depletion and amortization	(115)	(103)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,065)	(848)
Research and development expenses	(3)	(2)
Other operating expenses	20	(32)
Costs and expenses	(20,875)	(16,704)
Operating income (loss)	547	525
Equity in results of non-consolidated companies	1	0
Financial income (expenses), net	0	0
Other taxes	(14)	(8)
Income (loss) before income taxes	534	517
Income tax benefits (expense)	(181)	(176)
Net income (loss) for the period	353	341
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	353	341
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(169)	(149)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(1,251)	(1,015)
Research and development expenses	(149)	(111)
Other operating expenses	(944)	(980)
Costs and expenses	(2,513)	(2,255)
Operating income (loss)	(2,513)	(2,255)
Equity in results of non-consolidated companies	(2)	1
Financial income (expenses), net	3,189	(679)
Other taxes	(84)	(55)
Income (loss) before income taxes	590	(2,988)
Income tax benefits (expense)	1,230	1,780
Net income (loss) for the period	1,820	(1,208)
Less: Net income (loss) attributable to the noncontrolling interest	(420)	(21)
Net income (loss) attributable to Petrobras	1,400	(1,229)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	(57,989)	(43,427)
Net operating revenues	(57,989)	(43,427)
Cost of sales	57,007	43,254
Depreciation, depletion and amortization	0	1
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	51	116
Research and development expenses	0	0
Other operating expenses	33	0
Costs and expenses	57,091	43,371
Operating income (loss)	(898)	(56)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(898)	(56)
Income tax benefits (expense)	306	19
Net income (loss) for the period	(592)	(37)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ (592)	$ (37)

Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 6,215	$ 5,116
Inter-segment net operating revenues	2,022	1,275
Net operating revenues	8,237	6,391
Cost of sales	(6,052)	(4,563)
Depreciation, depletion and amortization	(411)	(427)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	(50)
Selling, general and administrative expenses	(438)	(388)
Research and development expenses	0	(1)
Other operating expenses	(250)	(123)
Costs and expenses	(7,310)	(5,686)
Operating income (loss)	927	705
Equity in results of non-consolidated companies	(22)	6
Other taxes	(52)	(38)
Income (loss) before income taxes	853	673
Income tax benefits (expense)	9	(67)
Net income (loss) for the period	862	606
Less: Net income (loss) attributable to the noncontrolling interest	1	(42)
Net income (loss) attributable to Petrobras	863	564
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	453	324
Inter-segment net operating revenues	1,927	1,472
Net operating revenues	2,380	1,796
Cost of sales	(632)	(438)
Depreciation, depletion and amortization	(351)	(349)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	0
Selling, general and administrative expenses	(88)	(78)
Research and development expenses	0	0
Other operating expenses	(164)	(49)
Costs and expenses	(1,394)	(1,048)
Operating income (loss)	986	748
Equity in results of non-consolidated companies	(40)	12
Other taxes	(28)	(17)
Income (loss) before income taxes	918	743
Income tax benefits (expense)	(63)	(100)
Net income (loss) for the period	855	643
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	855	643
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,072	2,638
Inter-segment net operating revenues	1,212	949
Net operating revenues	4,284	3,587
Cost of sales	(4,066)	(3,327)
Depreciation, depletion and amortization	(30)	(41)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(68)	(64)
Research and development expenses	0	0
Other operating expenses	(59)	(107)
Costs and expenses	(4,223)	(3,589)
Operating income (loss)	61	(2)
Equity in results of non-consolidated companies	9	9
Other taxes	(2)	(2)
Income (loss) before income taxes	68	5
Income tax benefits (expense)	4	(3)
Net income (loss) for the period	72	2
Less: Net income (loss) attributable to the noncontrolling interest	0	(1)
Net income (loss) attributable to Petrobras	72	1
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	250	245
Inter-segment net operating revenues	19	21
Net operating revenues	269	266
Cost of sales	(224)	(212)
Depreciation, depletion and amortization	(8)	(9)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(5)	(3)
Research and development expenses	0	0
Other operating expenses	1	5
Costs and expenses	(236)	(219)
Operating income (loss)	33	47
Equity in results of non-consolidated companies	5	1
Other taxes	(1)	(1)
Income (loss) before income taxes	37	47
Income tax benefits (expense)	10	(2)
Net income (loss) for the period	47	45
Less: Net income (loss) attributable to the noncontrolling interest	1	(1)
Net income (loss) attributable to Petrobras	48	44
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	2,433	1,894
Inter-segment net operating revenues	17	19
Net operating revenues	2,450	1,913
Cost of sales	(2,285)	(1,750)
Depreciation, depletion and amortization	(13)	(15)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(134)	(119)
Research and development expenses	0	0
Other operating expenses	9	8
Costs and expenses	(2,423)	(1,876)
Operating income (loss)	27	37
Equity in results of non-consolidated companies	5	3
Other taxes	(5)	(2)
Income (loss) before income taxes	27	38
Income tax benefits (expense)	(4)	(5)
Net income (loss) for the period	23	33
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	23	33
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(9)	(13)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(145)	(124)
Research and development expenses	0	(1)
Other operating expenses	(37)	21
Costs and expenses	(191)	(117)
Operating income (loss)	(191)	(117)
Equity in results of non-consolidated companies	(1)	(19)
Other taxes	(16)	(16)
Income (loss) before income taxes	(208)	(152)
Income tax benefits (expense)	62	43
Net income (loss) for the period	(146)	(109)
Less: Net income (loss) attributable to the noncontrolling interest	0	(40)
Net income (loss) attributable to Petrobras	(146)	(149)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	7	15
Inter-segment net operating revenues	(1,153)	(1,186)
Net operating revenues	(1,146)	(1,171)
Cost of sales	1,155	1,164
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	2	0
Research and development expenses	0	0
Other operating expenses	0	(1)
Costs and expenses	1,157	1,163
Operating income (loss)	11	(8)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	11	(8)
Income tax benefits (expense)	0	0
Net income (loss) for the period	11	(8)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 11	$ (8)

Note 17 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Capital expenditures incurred by segment
Exploration and Production	$ 9,149	$ 9,133
Refining, Transportation &Marketing	8,049	6,342
Gas &Power	1,088	2,106
International
Exploration and Production	896	1,120
Refining, Transportation &Marketing	117	34
Distribution	16	15
Gas &Power	27	2
Others	5	1
Distribution	278	145
Biofuels	134	22
Corporate	447	467
Total Capital expenditures incurred by segment	$ 20,206	$ 19,387

Note 18 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Oct. 31, 2013	Apr. 30, 2011	Mar. 31, 2010	Oct. 30, 2013 Innova S.A. [Member]	Apr. 30, 2011 Innova S.A. [Member]	Mar. 21, 2011 BRF Biorefino de Lubrificantes S.A [Member]	Mar. 01, 2011 Logum Logística S.A [Member]	May 02, 2011 San Lorenzo Refinery [Member]	May 04, 2010 San Lorenzo Refinery [Member]	Nov. 24, 2010 Operations in Ecuador [Member]	Jan. 12, 2011 Companhia Mexilhão do Brasil - CMB [Member]	May 31, 2011 Cia Energética Suape II [Member]	Jun. 30, 2010 Cia Energética Suape II [Member]	May 06, 2011 Albacora Japão Petróleo Ltda [Member]
Business Acquisition [Line Items]
Percentage owned				100.00%			49.00%	20.00%			30.00%	100.00%		20.00%
Acquisition Cost	$ 332
Payment for acquisition		104	228		104	228						72	31		6
Sales points and associated wholesaler clients									360	360
Sale, amount									102
Loss in operations due to the uncertainties involving the process				$ 54							$ 53

Note 19 - Subsequent Events (Detail) (USD $) In Millions, unless otherwise specified	Jul. 01, 2011 BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A [Member]	Jul. 29, 2011 Acquisition of Gás Brasiliano Distribuidora S.A [Member]
Subsequent Events [Line Items]
Percentage acquired	50.00%	100.00%
Payment for acquisition	$ 128	$ 271
Duration of concession agreement		30 years
Possible renewed duration of concession agreement		20 years

Note 19 - Subsequent Events (Detail) (USD $) In Millions	Jul. 31, 2011
Subsequent Events [Line Items]
Contract Value - US $	$ 1,365
Amount of Petrobras' withdrew from long-term financing agreements with BNDES	557
Amount used to settle the bridge-loan entered into with BNDES	387
Petrobras [Member]
Subsequent Events [Line Items]
Company	Petrobras
Date	Jul 12, 2011
Contract Value - US $	655
Maturity	2023
Description	TJLP plus 2.76% p.a.
Refap [Member]
Subsequent Events [Line Items]
Company	Refap
Date	Jul 21, 2011
Contract Value - US $	$ 710
Maturity	2022
Description	TJLP plus 3.26% p.a.